UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-02224
MML Series Investment Fund
(Exact name of registrant as specified in charter)
1295 State Street, Springfield, MA	01111
(Address of principal executive offices)	(Zip code)
David W. O’Leary 1295 State Street, Springfield, MA 01111
(Name and address of agent for service)
Registrant’s telephone number, including area code:	413-788-8411
Date of fiscal year end:	12/31/06
Date of reporting period:	3/31/06

Item 1. Schedule of Investments.

MML Large Cap Value Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 94.5%
COMMON STOCK
Advertising — 0.2%
WPP Group PLC Sponsored ADR (United Kingdom)	6,000	$360,000
Automotive & Parts — 1.7%
Harley-Davidson, Inc.	49,900	2,588,812
Banking, Savings & Loans — 14.3%
Commerce Bancorp, Inc.(a)	23,300	853,945
Fifth Third Bancorp(a)	25,900	1,019,424
Golden West Financial Corp.	71,500	4,854,850
HSBC Holdings PLC	216,278	3,625,777
JP Morgan Chase & Co.	143,816	5,988,498
Lloyds TSB Group PLC Sponsored ADR (United Kingdom)(a)	27,900	1,073,871
State Street Corp.	4,600	277,978
Wells Fargo & Co.	60,200	3,844,974
		21,539,317
Beverages — 1.7%
Diageo PLC Sponsored ADR (United Kingdom)(a)	26,400	1,674,552
Heineken Holding NV Cl. A	23,250	799,069
		2,473,621
Broadcasting, Publishing & Printing — 4.0%
Comcast Corp., Special Cl. A(b)	142,200	3,714,264
Gannett Co., Inc.	7,300	437,416
Lagardere S.C.A. SA	14,400	1,120,588
Liberty Media Corp. Cl. A(b)	87,600	719,196
		5,991,464
Building Materials & Construction — 1.7%
Martin Marietta Materials, Inc.	13,000	1,391,390
Vulcan Materials Co.	13,300	1,152,445
		2,543,835
Commercial Services — 4.9%
Apollo Group, Inc. Cl. A(b)	300	15,753
Block (H&R), Inc.(a)	78,400	1,697,360
Cosco Pacific Ltd.	164,000	327,291
Dun & Bradstreet Corp.(b)	11,450	877,986
Iron Mountain, Inc.(b)	53,000	2,159,220
Moody’s Corp.	32,700	2,336,742
		7,414,352

1

Communications — 1.3%
Nokia Oyj Sponsored ADR (Finland)(a)	18,800	$389,536
NTL, Inc.(b)	26,797	780,061
SK Telecom Co., Ltd. ADR (South Korea)(a)	33,300	785,547
		1,955,144
Computer Related Services — 0.2%
IAC/InterActiveCorp(b)	10,950	322,696
Computers & Information — 1.3%
Dell, Inc.(b)	41,000	1,220,160
Lexmark International, Inc.(b)	17,600	798,688
		2,018,848
Computers & Office Equipment — 0.6%
Hewlett-Packard Co.	26,000	855,400
Containers — 2.2%
Sealed Air Corp.(a)	56,900	3,292,803
Cosmetics & Personal Care — 0.9%
Avon Products, Inc.(a)	41,500	1,293,555
Energy — 11.6%
BHP Billiton PLC	18,900	348,411
ConocoPhillips(a)	83,460	5,270,499
Devon Energy Corp.	56,200	3,437,754
EOG Resources, Inc.(a)	47,800	3,441,600
Occidental Petroleum Corp.	38,300	3,548,495
Transocean, Inc.(b)	17,900	1,437,370
		17,484,129
Entertainment & Leisure — 0.9%
News Corp., Inc. Cl. A	84,100	1,396,901
Financial Services — 11.1%
American Express Co.	126,600	6,652,830
Ameriprise Financial, Inc.	36,980	1,666,319
Berkshire Hathaway, Inc. Cl. A(b)	46	4,156,100
Citigroup, Inc.	69,800	3,296,654
Morgan Stanley	14,700	923,454
		16,695,357
Foods — 0.6%
The Hershey Co.	18,300	955,809
Healthcare — 2.8%
Caremark Rx, Inc.(b)	33,800	1,662,284
HCA, Inc.	55,100	2,523,029
		4,185,313
Household Products — 0.1%
Hunter Douglas NV	3,203	212,549
Industrial - Diversified — 4.1%
Tyco International Ltd.	231,643	6,226,564

2

Insurance — 12.2%
American International Group, Inc.	102,850	$6,797,356
Aon Corp.	30,600	1,270,206
Chubb Corp.	4,300	410,392
Loews Corp.	27,800	2,813,360
Markel Corp.(a)(b)	300	101,304
Marsh & McLennan Companies, Inc.	33,300	977,688
Principal Financial Group, Inc.	9,500	463,600
Progressive Corp.	36,700	3,826,342
Sun Life Financial, Inc.	6,000	255,360
Transatlantic Holdings, Inc.	24,500	1,432,025
		18,347,633
Metals & Mining — 0.2%
Rio Tinto PLC	6,700	345,295
Pharmaceuticals — 1.2%
Cardinal Health, Inc.	23,100	1,721,412
Prepackaged Software — 2.0%
Microsoft Corp.	109,200	2,971,332
Retail — 6.2%
Costco Wholesale Corp.(a)	114,300	6,190,488
Wal-Mart Stores, Inc.	65,400	3,089,496
		9,279,984
Telephone Utilities — 1.0%
Sprint Nextel Corp.	58,300	1,506,472
Tobacco — 4.2%
Altria Group, Inc.	89,600	6,349,056
Transportation — 1.2%
China Merchants Holdings International Co. Ltd.	190,000	548,195
Kuehne & Nagel International AG	1,400	453,541
United Parcel Service, Inc. Cl. B	10,700	849,366
		1,851,102
Travel — 0.1%
Expedia, Inc.(a)(b)	10,150	205,741
TOTAL EQUITIES (Cost $115,458,108)		142,384,496

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 16.9%
Cash Equivalents — 11.9%(c)
Abbey National PLC Eurodollar Time Deposit 4.770%	04/11/2006	$522,808	$522,808
ANZ Banking Group Ltd. Commercial Paper 4.759%	04/28/2006	348,542	348,542

3

Banco Santander Central Hispano SA Commercial Paper 4.771%	05/02/2006	$243,979	$243,979
Banco Santander Central Hispano SA Commercial Paper 4.772%	05/03/2006	348,542	348,542
Bank of America 4.770%	05/16/2006	268,186	268,186
Bank of Montreal Eurodollar Time Deposit 4.770%	05/02/2006	348,542	348,542
Bank of Nova Scotia Eurodollar Time Deposit 4.790%	05/10/2006	522,813	522,813
Barclays Eurodollar Time Deposit 4.680%	04/28/2006	209,125	209,125
Barclays Eurodollar Time Deposit 4.770%	05/16/2006	592,521	592,521
Barclays Eurodollar Time Deposit 4.790%	05/10/2006	209,125	209,125
BNP Paribas Eurodollar Time Deposit 4.750%	04/05/2006	801,646	801,646
Calyon Eurodollar Time Deposit 4.740%	05/09/2006	522,813	522,813
Calyon Eurodollar Time Deposit 4.750%	04/12/2006	348,542	348,542
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.630%	04/04/2006	522,813	522,813
Dexia Group Eurodollar Time Deposit 4.755%	05/05/2006	348,542	348,542
Federal Home Loan Bank Discount Note 4.647%	04/19/2006	180,089	180,089
Fortis Bank Eurodollar Time Deposit 4.750%	04/24/2006	348,542	348,542
Fortis Bank Eurodollar Time Deposit 4.760%	04/24/2006	487,959	487,959
Fortis Bank Eurodollar Time Deposit 4.790%	04/05/2006	139,417	139,417
Freddie Mac Discount Note 4.711%	05/03/2006	123,762	123,762
General Electric Capital Corp. Commercial Paper 4.727%	05/09/2006	691,635	691,635
Harris NA Eurodollar Time Deposit 4.750%	04/24/2006	348,542	348,542
Marshall & Ilsley Bank Eurodollar Time Deposit 4.760%	04/24/2006	522,813	522,813
National Australia Bank Eurodollar Time Deposit 4.840%	04/03/2006	435,677	435,677
Rabobank Nederland Eurodollar Time Deposit 4.850%	04/03/2006	230,038	230,038
Royal Bank of Canada Eurodollar Time Deposit 4.750%	04/26/2006	487,959	487,959

4

Royal Bank of Canada Eurodollar Time Deposit 4.765%	05/01/2006	$697,084	$697,084
Royal Bank of Scotland Eurodollar Time Deposit 4.750%	04/28/2006	453,104	453,104
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/06/2006	522,813	522,813
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/10/2006	243,979	243,979
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.770%	04/27/2006	348,542	348,542
Societe Generale Eurodollar Time Deposit 4.700%	05/05/2006	174,271	174,271
Societe Generale Eurodollar Time Deposit 4.780%	05/04/2006	697,084	697,084
Societe Generale Eurodollar Time Deposit 4.790%	05/10/2006	243,979	243,979
Svenska Handlesbanken Eurodollar Time Deposit 4.850%	04/03/2006	1,066,641	1,066,641
The Bank of the West Eurodollar Time Deposit 4.720%	04/19/2006	487,959	487,959
Toronto Dominion Bank Eurodollar Time Deposit 4.720%	04/18/2006	697,084	697,084
UBS AG Eurodollar Time Deposit 4.720%	04/19/2006	697,084	697,084
UBS AG Eurodollar Time Deposit 4.750%	04/21/2006	522,813	522,813
Wells Fargo Eurodollar Time Deposit 4.760%	04/28/2006	348,542	348,542
Wells Fargo Eurodollar Time Deposit 4.770%	04/26/2006	522,813	522,813
			17,878,764
Repurchase Agreements — 5.0%
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2006, 3.250%, due 04/03/2006(d)		7,499,437	7,499,437
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			25,378,201
TOTAL INVESTMENTS — 111.4% (Cost $140,836,309)(e)			$167,762,697
Other Assets/(Liabilities) — (11.4%)			(17,146,802)
NET ASSETS — 100.0%			$150,615,895

5

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Denotes all or a portion of security on loan. (Note 2).
(b)	Non-income producing security.
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $7,501,468. Collateralized by U.S. Government Agency obligation with a rate of 7.075%, maturity date of 02/25/2024, and aggregate market value, including accrued interest, of $7,874,409.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

6

MML Equity Index Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 103.1%
COMMON STOCK
Advertising — 0.2%
Interpublic Group of Companies, Inc.(a) (b)	14,607	$139,643
Monster Worldwide, Inc.(a)	4,076	203,229
Omnicom Group, Inc.	6,206	516,649
		859,521
Aerospace & Defense — 2.4%
Boeing Co.	26,711	2,081,588
General Dynamics Corp.	13,814	883,820
Goodrich Corp.	4,139	180,502
Honeywell International, Inc.	28,190	1,205,686
Lockheed Martin Corp.	12,340	927,104
Northrop Grumman Corp.	11,490	784,652
Raytheon Co.	15,588	714,554
Rockwell Collins, Inc.	6,068	341,932
United Technologies Corp.	34,022	1,972,255
		9,092,093
Air Transportation — 0.1%
Southwest Airlines Co.	24,340	437,877
Apparel, Textiles & Shoes — 0.6%
Coach, Inc.(a)	13,000	449,540
The Gap, Inc.	20,345	380,045
Jones Apparel Group, Inc.	4,196	148,413
Limited Brands	12,130	296,700
Liz Claiborne, Inc.(b)	3,774	154,659
Nike, Inc. Cl. B	6,581	560,043
Nordstrom, Inc.	7,770	304,429
VF Corp.	3,051	173,602
		2,467,431
Automotive & Parts — 0.6%
AutoNation, Inc.(a) (b)	6,300	135,765
Cooper Tire & Rubber Co.	2,346	33,642
Ford Motor Co.(b)	63,467	505,197
General Motors Corp.(b)	19,830	421,784
Genuine Parts Co.(b)	6,129	268,634
The Goodyear Tire & Rubber Co.(a) (b)	6,165	89,269
Harley-Davidson, Inc.(b)	9,422	488,813
Navistar International Corp.(a)	2,474	68,233
Paccar, Inc.(b)	5,783	407,586
		2,418,923

Banking, Savings & Loans — 9.5%
AmSouth Bancorporation	10,959	$296,441
Bank of America Corp.	155,055	7,061,205
Bank of New York Co., Inc.	26,345	949,474
BB&T Corp.	18,183	712,774
Capital One Financial Corp.	10,000	805,200
Comerica, Inc.	5,669	328,632
Compass Bancshares, Inc.	3,800	192,318
Fannie Mae	32,876	1,689,826
Fifth Third Bancorp(b)	18,922	744,770
First Horizon National Corp.	4,400	183,260
Freddie Mac	23,686	1,444,846
Golden West Financial Corp.	8,710	591,409
JP Morgan Chase & Co.	117,647	4,898,821
KeyCorp	14,310	526,608
M&T Bank Corp.	2,800	319,592
Marshall and Ilsley Corp.	7,300	318,134
Mellon Financial Corp.	14,294	508,866
National City Corp.	18,998	663,030
North Fork Bancorporation, Inc.	16,550	477,137
Northern Trust Corp.	6,888	361,620
Regions Financial Corp.	15,670	551,114
SLM Corp.	14,142	734,535
Sovereign Bancorp, Inc.	12,877	282,135
State Street Corp.	11,322	684,188
SunTrust Banks, Inc.	12,390	901,496
Synovus Financial Corp.	10,963	296,988
U.S. Bancorp	60,032	1,830,976
Wachovia Corp.	55,151	3,091,214
Washington Mutual, Inc.	34,001	1,449,123
Wells Fargo & Co.	57,229	3,655,216
Zions Bancorp	3,193	264,157
		36,815,105
Beverages — 2.1%
Anheuser-Busch Cos., Inc.	26,287	1,124,295
Brown-Forman Corp. Cl. B	2,880	221,674
The Coca-Cola Co.(b)	69,391	2,905,401
Coca-Cola Enterprises, Inc.	10,374	211,007
Constellation Brands, Inc. Cl. A(a)	6,800	170,340
Molson Coors Brewing Co. Cl. B	1,989	136,485
The Pepsi Bottling Group, Inc.	5,038	153,105
PepsiCo, Inc.	56,408	3,259,818
		8,182,125
Broadcasting, Publishing & Printing — 2.3%
CBS Corp. Cl. B	26,614	638,204
Clear Channel Communications, Inc.	16,649	482,987
Comcast Corp. Cl. A(a)	71,618	1,873,527
Dow Jones & Co., Inc.(b)	2,026	79,622
Gannett Co., Inc.	8,170	489,546

Knight Ridder, Inc.	2,255	$142,539
The McGraw-Hill Companies, Inc.	12,660	729,469
Meredith Corp.	1,744	97,298
New York Times Co. Cl. A(b)	5,065	128,195
The Scripps (E.W.) Co. Cl. A	3,000	134,130
Time Warner, Inc.	150,908	2,533,745
Tribune Co.	9,509	260,832
Univision Communications, Inc. Cl. A(a)	8,100	279,207
Viacom, Inc. Cl. B(a)	26,614	1,032,623
		8,901,924
Building Materials & Construction — 0.2%
Louisiana-Pacific Corp.	3,856	104,883
Masco Corp.(b)	14,567	473,282
Vulcan Materials Co.	3,510	304,141
		882,306
Chemicals — 1.5%
Air Products & Chemicals, Inc.	7,558	507,822
Dow Chemical Co.	33,268	1,350,681
Du Pont (E.I.) de Nemours & Co.	31,504	1,329,784
Eastman Chemical Co.	2,700	138,186
Engelhard Corp.	4,293	170,046
Hercules, Inc.(a)	4,006	55,283
International Flavors & Fragrances, Inc.	3,246	111,403
Monsanto Co.	9,185	778,429
PPG Industries, Inc.	5,189	328,723
Praxair, Inc.	11,264	621,210
Rohm & Haas Co.	5,040	246,305
Tronox, Inc. Cl. B(a)	78	1,323
		5,639,195
Commercial Services — 1.7%
Allied Waste Industries, Inc.(a) (b)	7,660	93,758
Apollo Group, Inc. Cl. A(a)	4,388	230,414
Block (H&R), Inc.(b)	11,548	250,014
Cendant Corp.	35,042	607,979
Cintas Corp.(b)	4,790	204,150
Convergys Corp.(a)	4,916	89,520
Donnelley (R.R.) & Sons Co.	7,622	249,392
eBay, Inc.(a)	39,123	1,528,144
Ecolab, Inc.	6,416	245,091
Equifax, Inc.	4,659	173,501
Fluor Corp.	2,927	251,137
Moody’s Corp.	8,492	606,838
Paychex, Inc.	11,797	491,463
PerkinElmer, Inc.	4,408	103,456
Quest Diagnostics, Inc.	5,828	298,976
Robert Half International, Inc.	5,980	230,888

Ryder System, Inc.(b)	2,182	$97,710
Waste Management, Inc.	19,053	672,571
		6,425,002
Communications — 1.3%
ADC Telecommunications, Inc.(a)	3,921	100,338
Andrew Corp.(a)	5,561	68,289
Avaya, Inc.(a)	14,176	160,189
Ciena Corp.(a) (b)	19,241	100,246
Citizens Communications Co.	12,201	161,907
L-3 Communications Holdings, Inc.	3,800	326,002
Lucent Technologies, Inc.(a)	152,879	466,281
Network Appliance, Inc.(a)	12,420	447,493
Qualcomm, Inc.	56,160	2,842,258
Tellabs, Inc.(a)	16,012	254,591
		4,927,594
Communications Equipment — 0.5%
Motorola, Inc.	85,309	1,954,429
Computer Integrated Systems Design — 0.4%
Autodesk, Inc.(a)	8,080	311,242
Computer Sciences Corp.(a)	6,587	365,908
Parametric Technology Corp.(a)	3,613	59,000
Sun Microsystems, Inc.(a)	117,308	601,790
Teradyne, Inc.(a) (b)	6,760	104,848
Unisys Corp.(a) (b)	11,615	80,027
		1,522,815
Computer Programming Services — 0.1%
VeriSign, Inc.(a) (b)	8,900	213,511
Computers & Information — 4.0%
Apple Computer, Inc.(a)	28,852	1,809,597
Cisco Systems, Inc.(a)	206,773	4,480,771
Comverse Technology, Inc.(a)	6,822	160,522
Dell, Inc.(a) (b)	79,147	2,355,415
EMC Corp.(a)	78,932	1,075,843
Gateway, Inc.(a)	12,490	27,353
International Business Machines Corp.	52,665	4,343,283
International Game Technology	11,416	402,072
Jabil Circuit, Inc.(a) (b)	6,278	269,075
Lexmark International, Inc.(a)	4,097	185,922
Solectron Corp.(a)	33,581	134,324
Symbol Technologies, Inc.	8,760	92,681
		15,336,858
Computers & Office Equipment — 1.1%
Electronic Data Systems Corp.	17,771	476,796
Hewlett-Packard Co.	94,515	3,109,544
Pitney Bowes, Inc.(b)	8,002	343,526
Xerox Corp.(a)	31,614	480,533
		4,410,399

Containers — 0.2%
Ball Corp.	3,920	$171,814
Bemis Co., Inc.	3,666	115,772
Pactiv Corp.(a) (b)	5,159	126,602
Sealed Air Corp.(b)	2,891	167,302
Temple-Inland, Inc.	3,876	172,676
		754,166
Cosmetics & Personal Care — 2.3%
Alberto-Culver Co.	2,607	115,308
Avon Products, Inc.(b)	15,556	484,881
Colgate-Palmolive Co.	17,077	975,097
Kimberly-Clark Corp.	15,307	884,745
The Procter & Gamble Co.	110,186	6,348,917
The Estee Lauder Cos., Inc. Cl. A	4,200	156,198
		8,965,146
Data Processing & Preparation — 0.8%
Affiliated Computer Services, Inc. Cl. A(a)	3,600	214,776
Automatic Data Processing, Inc.	19,604	895,511
First Data Corp.	26,333	1,232,911
Fiserv, Inc.(a)	6,721	285,979
IMS Health, Inc.	6,924	178,431
NCR Corp.(a)	6,500	271,635
		3,079,243
Electric Utilities — 3.0%
AES Corp.(a)	22,749	388,098
Allegheny Energy, Inc.(a)	5,020	169,927
Ameren Corp.	6,481	322,883
American Electric Power Co.	13,757	468,013
CenterPoint Energy, Inc.	11,063	131,982
Cinergy Corp.	6,563	298,026
CMS Energy Corp.(a)	6,938	89,847
Consolidated Edison, Inc.(b)	8,450	367,575
Constellation Energy Group, Inc.	5,925	324,157
Dominion Resources, Inc.	11,878	819,938
DTE Energy Co.	6,037	242,023
Duke Energy Corp.(b)	32,135	936,735
Edison International	11,430	470,687
Entergy Corp.	7,160	493,610
Exelon Corp.(b)	22,836	1,208,024
FirstEnergy Corp.	11,557	565,137
FPL Group, Inc.	13,772	552,808
NiSource, Inc.	9,346	188,976
PG&E Corp.	11,921	463,727
Pinnacle West Capital Corp.	3,200	125,120
PPL Corp.	13,178	387,433
Progress Energy, Inc.	7,772	341,813
Public Service Enterprise Group, Inc.	8,598	550,616
Southern Co.(b)	25,087	822,101

Teco Energy, Inc.	7,261	$117,047
TXU Corp.	16,054	718,577
		11,564,880
Electrical Equipment & Electronics — 6.6%
Advanced Micro Devices, Inc.(a)	16,360	542,498
Altera Corp.(a) (b)	12,920	266,669
American Power Conversion Corp.(b)	6,630	153,219
Analog Devices, Inc.	12,970	496,621
Applied Micro Circuits Corp.(a)	10,300	41,921
Broadcom Corp. Cl. A(a)	15,147	653,745
Emerson Electric Co.	14,157	1,183,950
Freescale Semiconductor, Inc. Cl. B(a)	13,525	375,589
General Electric Co.	349,135	12,142,915
Intel Corp.	197,087	3,813,633
JDS Uniphase Corp.(a)	55,988	233,470
Johnson Controls, Inc.	6,650	504,934
KLA-Tencor Corp.(b)	6,806	329,138
Linear Technology Corp.	10,630	372,900
LSI Logic Corp.(a) (b)	13,428	155,228
Maxim Integrated Products, Inc.	11,260	418,309
Micron Technology, Inc.(a) (b)	21,217	312,314
Molex, Inc.	5,090	168,988
National Semiconductor Corp.	10,596	294,993
Novellus Systems, Inc.(a)	4,850	116,400
Nvidia Corp.(a)	5,800	332,108
PMC-Sierra, Inc.(a) (b)	6,189	76,063
QLogic Corp.(a)	6,400	123,840
Rockwell Automation, Inc.	5,768	414,777
Sanmina-SCI Corp.(a)	18,052	74,013
Texas Instruments, Inc.	53,126	1,725,001
Xilinx, Inc.	12,111	308,346
		25,631,582
Energy — 10.1%
Amerada Hess Corp.	2,753	392,027
Anadarko Petroleum Corp.	8,022	810,302
Apache Corp.	11,400	746,814
Ashland, Inc.	2,503	177,913
BJ Services Co.	11,200	387,520
Burlington Resources, Inc.	12,700	1,167,257
Chesapeake Energy Corp.(b)	12,600	395,766
Chevron Corp.	74,266	4,305,200
ConocoPhillips	46,128	2,912,983
Devon Energy Corp.	15,270	934,066
Dynegy, Inc., Cl. A(a) (b)	10,027	48,130
El Paso Corp.	22,246	268,064
EOG Resources, Inc.	8,400	604,800
Exxon Mobil Corp.	204,536	12,448,061
Halliburton Co.	17,665	1,289,898
Kerr-McGee Corp.	3,813	364,065

KeySpan Corp.	5,580	$228,055
Kinder Morgan, Inc.	3,390	311,846
Marathon Oil Corp.	12,596	959,437
Murphy Oil Corp.	5,700	283,974
Nabors Industries Ltd.(a)	5,215	373,290
National Oilwell Varco, Inc.(a)	6,200	397,544
Nicor, Inc.(b)	1,489	58,905
Noble Corp.	4,740	384,414
Occidental Petroleum Corp.	14,704	1,362,326
Peoples Energy Corp.(b)	1,257	44,799
Rowan Companies, Inc.	3,721	163,575
Schlumberger Ltd.	19,839	2,511,022
Sempra Energy	8,117	377,116
Sunoco, Inc.	4,486	347,979
Transocean, Inc.(a)	10,627	853,348
Valero Energy Corp.	21,400	1,279,292
Weatherford International Ltd.(a)	11,538	527,863
The Williams Companies, Inc.	19,218	411,073
Xcel Energy, Inc.(b)	14,172	257,222
XTO Energy, Inc.	12,299	535,867
		38,921,813
Entertainment & Leisure — 1.0%
Brunswick Corp.	3,239	125,868
Harrah’s Entertainment, Inc.	6,323	492,941
News Corp., Inc. Cl. A	79,600	1,322,156
The Walt Disney Co.	65,831	1,836,027
		3,776,992
Financial Services — 6.2%
American Express Co.	42,108	2,212,775
Ameriprise Financial, Inc.	8,622	388,489
Apartment Investment & Management Co. Cl. A	3,400	159,460
Archstone-Smith Trust	6,800	331,636
Bear Stearns Companies, Inc.	3,958	548,975
CIT Group, Inc.	6,900	369,288
Citigroup, Inc.	167,190	7,896,384
Countrywide Financial Corp.	20,854	765,342
E*TRADE Financial Corp.(a)	14,000	377,720
Federated Investors, Inc. Cl. B	3,000	117,150
Franklin Resources, Inc.	5,228	492,687
The Goldman Sachs Group, Inc.	14,509	2,277,333
Huntington Bancshares, Inc.	8,234	198,686
Janus Capital Group, Inc.	7,250	167,982
Lehman Brothers Holdings, Inc.	9,272	1,340,082
Merrill Lynch & Co., Inc.	30,769	2,423,366
Morgan Stanley	35,891	2,254,673
PNC Financial Services Group, Inc.	9,949	669,667
Price (T. Rowe) Group, Inc.	4,400	344,124

Public Storage, Inc.	2,900	$235,567
The Charles Schwab Corp.	33,661	579,306
		24,150,692
Food Retailers — 0.3%
Starbucks Corp.(a)	26,298	989,857
Foods — 1.5%
Archer-Daniels-Midland Co.	21,661	728,893
Campbell Soup Co.(b)	6,502	210,665
ConAgra Foods, Inc.	17,772	381,387
General Mills, Inc.	12,108	613,633
Heinz (H. J.) Co.	11,422	433,122
The Hershey Co.(b)	6,444	336,570
Kellogg Co.	8,664	381,563
The Kroger Co.(a)	25,518	519,546
McCormick & Co., Inc.	4,700	159,142
Safeway, Inc.(b)	15,460	388,355
Sara Lee Corp.	24,565	439,222
SuperValu, Inc.	4,621	142,419
Sysco Corp.	21,330	683,626
Tyson Foods, Inc. Cl. A(b)	8,700	119,538
Wrigley (Wm.) Jr. Co.	6,334	405,376
		5,943,057
Forest Products & Paper — 0.4%
International Paper Co.	17,189	594,224
MeadWestvaco Corp.	6,301	172,080
Plum Creek Timber Co., Inc.	6,500	240,045
Weyerhaeuser Co.	7,990	578,716
		1,585,065
Healthcare — 1.5%
Caremark Rx, Inc.(a)	15,200	747,536
Coventry Health Care, Inc.(a) (b)	5,385	290,682
Express Scripts, Inc.(a)	4,900	430,710
HCA, Inc.	13,661	625,537
Health Management Associates, Inc. Cl. A(b)	8,500	183,345
Humana, Inc.(a)	5,503	289,733
Laboratory Corp. of America Holdings(a)	4,400	257,312
Manor Care, Inc.	3,032	134,469
Tenet Healthcare Corp.(a)	16,259	119,991
UnitedHealth Group, Inc.	45,280	2,529,341
		5,608,656
Home Construction, Furnishings & Appliances — 0.5%
Centex Corp.(b)	4,346	269,409
D.R. Horton, Inc.	9,400	312,268
Harman International Industries, Inc.	2,300	255,599
KB Home	2,842	184,673
Leggett & Platt, Inc.	6,650	162,060
Lennar Corp. Cl. A(b)	4,700	283,786
Maytag Corp.	2,786	59,425

Pulte Homes, Inc.	7,544	$289,840
Whirlpool Corp.(b)	2,309	211,204
		2,028,264
Household Products — 0.8%
Black & Decker Corp.	2,850	247,636
The Clorox Co.	5,270	315,410
Corning, Inc.(a)	53,091	1,428,679
Fortune Brands, Inc.(b)	4,980	401,537
Newell Rubbermaid, Inc.(b)	9,535	240,187
Snap-on, Inc.(b)	2,153	82,072
The Stanley Works(b)	2,505	126,903
The Sherwin-Williams Co.	3,929	194,250
		3,036,674
Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	2,279	171,723
Industrial - Diversified — 1.6%
3M Co.	25,272	1,912,838
Cooper Industries Ltd. Cl. A	3,214	279,297
Danaher Corp.	8,010	509,036
Eaton Corp.	5,294	386,303
Illinois Tool Works, Inc.(b)	7,019	676,000
ITT Industries, Inc.	6,474	363,968
Textron, Inc.	4,432	413,904
Tyco International Ltd.	67,774	1,821,765
		6,363,111
Information Retrieval Services — 1.1%
Google, Inc. Cl. A(a)	7,000	2,730,000
Yahoo!, Inc.(a)	43,216	1,394,148
		4,124,148
Insurance — 5.7%
ACE Ltd.	10,800	561,708
Aetna, Inc.	19,244	945,650
AFLAC, Inc.	16,420	741,035
Allstate Corp.	21,804	1,136,206
Ambac Financial Group, Inc.	3,575	284,570
American International Group, Inc.	87,432	5,778,381
Aon Corp.	11,046	458,519
Chubb Corp.	6,673	636,871
Cigna Corp.	3,940	514,643
Cincinnati Financial Corp.	5,782	243,249
Genworth Financial, Inc. Cl. A	13,100	437,933
The Hartford Financial Services Group, Inc.	10,258	826,282
Jefferson-Pilot Corp.	4,720	264,037
Lincoln National Corp.	6,041	329,778
Loews Corp.	4,758	481,510
Marsh & McLennan Companies, Inc.	18,342	538,521
MBIA, Inc.(b)	4,575	275,095
Metlife, Inc.	25,632	1,239,820

MGIC Investment Corp.	3,089	$205,820
Principal Financial Group, Inc.	9,636	470,237
Progressive Corp.	6,848	713,972
Prudential Financial, Inc.	16,800	1,273,608
Safeco Corp.	4,559	228,907
St. Paul Travelers Cos.	23,963	1,001,414
Torchmark Corp.	3,726	212,755
UnumProvident Corp.(b)	10,270	210,330
WellPoint, Inc.(a)	22,438	1,737,374
XL Capital Ltd. Cl. A	6,027	386,391
		22,134,616
Lodging — 0.3%
Hilton Hotels Corp.	11,491	292,561
Marriott International, Inc. Cl. A	5,664	388,550
Starwood Hotels & Resorts Worldwide, Inc.	7,140	483,592
		1,164,703
Machinery & Components — 1.2%
Baker Hughes, Inc.	11,598	793,303
Caterpillar, Inc.	22,304	1,601,650
Cummins, Inc.(b)	1,539	161,749
Deere & Co.	7,743	612,084
Dover Corp.	7,235	351,332
Ingersoll-Rand Co. Cl. A	11,366	474,985
Pall Corp.	4,492	140,105
Parker Hannifin Corp.	4,214	339,691
		4,474,899
Manufacturing — 0.4%
American Standard Companies, Inc.	6,300	270,018
Applied Materials, Inc.	52,606	921,131
Avery Dennison Corp.	3,828	223,861
Millipore Corp.(a) (b)	1,715	125,298
		1,540,308
Medical Supplies — 2.4%
Agilent Technologies, Inc.(a)	14,283	536,327
Allergan, Inc.	5,116	555,086
Applera Corp.-Applied Biosystems Group	6,738	182,869
Bard (C.R.), Inc.(b)	3,620	245,472
Bausch & Lomb, Inc.(b)	1,892	120,520
Baxter International, Inc.	21,992	853,510
Becton, Dickinson & Co.	8,348	514,070
Biomet, Inc.(b)	8,755	310,978
Boston Scientific Corp.(a)	20,772	478,795
Fisher Scientific International, Inc.(a)	4,100	279,005
Guidant Corp.	13,888	1,084,097
Medtronic, Inc.	40,581	2,059,486
Patterson Cos, Inc.(a) (b)	4,800	168,960
St. Jude Medical, Inc.(a)	12,444	510,204
Stryker Corp.	10,200	452,268

Tektronix, Inc.	3,120	$111,415
Thermo Electron Corp.(a)	5,554	205,998
Waters Corp.(a)	3,600	155,340
Zimmer Holdings, Inc.(a)	8,522	576,087
		9,400,487
Metals & Mining — 0.9%
Alcoa, Inc.	30,088	919,489
Allegheny Technologies, Inc.	3,144	192,350
Freeport-McMoRan Copper & Gold, Inc. Cl. B	6,233	372,546
Newmont Mining Corp.	15,309	794,384
Nucor Corp.	5,028	526,884
Phelps Dodge Corp.	6,870	553,241
United States Steel Corp.(b)	3,954	239,929
		3,598,823
Pharmaceuticals — 8.6%
Abbott Laboratories	51,298	2,178,626
AmerisourceBergen Corp.	7,352	354,881
Amgen, Inc.(a)	39,206	2,852,237
Barr Pharmaceuticals, Inc.(a)	3,700	233,026
Biogen Idec, Inc.(a)	12,037	566,943
Bristol-Myers Squibb Co.	66,642	1,640,060
Cardinal Health, Inc.(b)	13,869	1,033,518
Chiron Corp.(a) (b)	3,860	176,827
Eli Lilly & Co.	37,695	2,084,534
Forest Laboratories, Inc.(a)	11,280	503,426
Genzyme Corp.(a)	8,900	598,258
Gilead Sciences, Inc.(a) (b)	15,744	979,592
Hospira, Inc.(a)	5,439	214,623
Johnson & Johnson	100,196	5,933,607
King Pharmaceuticals, Inc.(a)	8,867	152,956
McKesson Corp.	10,587	551,900
Medco Health Solutions, Inc.(a)	10,420	596,232
MedImmune, Inc.(a)	8,564	313,271
Merck & Co., Inc.	73,515	2,589,933
Mylan Laboratories, Inc.	7,524	176,062
Pfizer, Inc.	247,141	6,158,754
Schering-Plough Corp.	49,088	932,181
Sigma-Aldrich Corp.(b)	2,384	156,843
Watson Pharmaceutical, Inc.(a) (b)	3,970	114,098
Wyeth	45,756	2,220,081
		33,312,469
Photography Equipment/Supplies — 0.1%
Eastman Kodak Co.	9,960	283,262
Prepackaged Software — 3.4%
Adobe Systems, Inc.(a)	20,812	726,755
BMC Software, Inc.(a)	8,065	174,688
CA, Inc.	14,529	395,334
Citrix Systems, Inc.(a)	6,092	230,887

Compuware Corp.(a)	13,878	$108,665
Electronic Arts, Inc.(a)	10,600	580,032
Intuit, Inc.(a)	6,110	324,991
Microsoft Corp.	297,687	8,100,063
Novell, Inc.(a)	13,976	107,336
Oracle Corp.(a)	128,161	1,754,524
Symantec Corp.(a)	36,089	607,378
		13,110,653
Real Estate — 0.8%
Boston Properties, Inc.	3,100	289,075
Equity Office Properties Trust	14,160	475,493
Equity Residential REIT	9,900	463,221
Kimco Realty Corp.	6,900	280,416
ProLogis	8,500	454,750
Simon Property Group, Inc. REIT	6,400	538,496
Vornado Realty Trust	4,100	393,600
		2,895,051
Restaurants — 0.6%
Darden Restaurants, Inc.	4,692	192,513
McDonald’s Corp.	43,077	1,480,126
Wendy’s International, Inc.	3,975	246,689
Yum! Brands, Inc.	9,698	473,844
		2,393,172
Retail — 5.1%
Amazon.com, Inc.(a)	10,733	391,862
AutoZone, Inc.(a)	1,954	194,794
Bed Bath & Beyond, Inc.(a)	9,650	370,560
Best Buy Co., Inc.	14,095	788,333
Big Lots, Inc.(a) (b)	3,874	54,081
Circuit City Stores, Inc.(b)	5,700	139,536
Costco Wholesale Corp.(b)	16,342	885,083
CVS Corp.	27,606	824,591
Dillards, Inc. Cl. A(b)	2,101	54,710
Dollar General Corp.	11,314	199,918
Family Dollar Stores, Inc.	5,951	158,297
Federated Department Stores, Inc.	9,050	660,650
The Home Depot, Inc.	72,237	3,055,625
J.C. Penney Co., Inc.	8,009	483,824
Kohl’s Corp.(a)	11,523	610,834
Lowe’s Companies, Inc.	26,782	1,725,832
Office Depot, Inc.(a)	9,365	348,753
OfficeMax, Inc.	2,442	73,675
RadioShack Corp.	4,681	90,016
Sears Holdings Corp.(a)	3,408	450,674
Staples, Inc.	23,859	608,882
Target Corp.	30,068	1,563,837
The TJX Companies, Inc.(b)	15,776	391,560
Tiffany & Co.	4,992	187,400

Walgreen Co.	34,704	$1,496,784
Wal-Mart Stores, Inc.(b)	84,934	4,012,282
		19,822,393
Retail - Grocery — 0.2%
Albertson’s, Inc.	12,747	327,215
Whole Foods Market, Inc.(b)	4,800	318,912
		646,127
Telephone Utilities — 3.4%
Alltel Corp.	13,208	855,218
AT&T, Inc.	130,434	3,526,935
BellSouth Corp.	60,220	2,086,623
CenturyTel, Inc.	4,931	192,901
Qwest Communications International, Inc.(a) (b)	53,558	364,194
Sprint Nextel Corp.	100,859	2,606,197
Verizon Communications, Inc.	100,016	3,406,545
		13,038,613
Tobacco — 1.4%
Altria Group, Inc.	70,254	4,978,198
Reynolds American, Inc.(b)	3,000	316,500
UST, Inc.(b)	6,022	250,515
		5,545,213
Toys, Games — 0.1%
Hasbro, Inc.	6,191	130,630
Mattel, Inc.	11,989	217,361
		347,991
Transportation — 2.0%
Burlington Northern Santa Fe Corp.	12,393	1,032,709
Carnival Corp.	14,685	695,628
CSX Corp.	7,465	446,407
FedEx Corp.	10,503	1,186,209
Norfolk Southern Corp.	13,689	740,164
Union Pacific Corp.	9,217	860,407
United Parcel Service, Inc. Cl. B	36,300	2,881,494
		7,843,018
Travel — 0.0%
Sabre Holdings Corp. Cl. A(b)	4,731	111,320
TOTAL EQUITIES (Cost $338,159,435)		398,845,295

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 5.0%
Cash Equivalents — 4.9%(d)
Abbey National PLC Eurodollar Time Deposit 4.770%	04/11/2006	$549,673	$549,673
ANZ Banking Group Ltd. Commercial Paper 4.759%	04/28/2006	366,451	366,451

Banco Santander Central Hispano SA Commercial Paper 4.771%	05/02/2006	$256,515	$256,515
Banco Santander Central Hispano SA Commercial Paper 4.772%	05/03/2006	366,451	366,451
Bank of America 4.770%	05/16/2006	281,966	281,966
Bank of Montreal Eurodollar Time Deposit 4.770%	05/02/2006	366,451	366,451
Bank of Nova Scotia Eurodollar Time Deposit 4.790%	05/10/2006	549,676	549,676
Barclays Eurodollar Time Deposit 4.680%	04/28/2006	219,870	219,870
Barclays Eurodollar Time Deposit 4.770%	05/16/2006	622,966	622,966
Barclays Eurodollar Time Deposit 4.790%	05/10/2006	219,870	219,870
BNP Paribas Eurodollar Time Deposit 4.750%	04/05/2006	842,836	842,836
Calyon Eurodollar Time Deposit 4.740%	05/09/2006	549,676	549,676
Calyon Eurodollar Time Deposit 4.750%	04/12/2006	366,451	366,451
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.630%	04/04/2006	549,676	549,676
Dexia Group Eurodollar Time Deposit 4.755%	05/05/2006	366,451	366,451
Federal Home Loan Bank Discount Note 4.647%	04/19/2006	189,342	189,342
Fortis Bank Eurodollar Time Deposit 4.750%	04/24/2006	366,451	366,451
Fortis Bank Eurodollar Time Deposit 4.760%	04/24/2006	513,031	513,031
Fortis Bank Eurodollar Time Deposit 4.790%	04/05/2006	146,580	146,580
Freddie Mac Discount Note 4.711%	05/03/2006	130,121	130,121
General Electric Capital Corp. Commercial Paper 4.727%	05/09/2006	727,172	727,172
Harris NA Eurodollar Time Deposit 4.750%	04/24/2006	366,451	366,451
Marshall & Ilsley Bank Eurodollar Time Deposit 4.760%	04/24/2006	549,676	549,676
National Australia Bank Eurodollar Time Deposit 4.840%	04/03/2006	458,063	458,063
Rabobank Nederland Eurodollar Time Deposit 4.850%	04/03/2006	241,857	241,857
Royal Bank of Canada Eurodollar Time Deposit 4.750%	04/26/2006	513,031	513,031

Royal Bank of Canada Eurodollar Time Deposit 4.765%	05/01/2006	$732,901	$732,901
Royal Bank of Scotland Eurodollar Time Deposit 4.750%	04/28/2006	476,386	476,386
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/06/2006	549,676	549,676
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/10/2006	256,515	256,515
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.770%	04/27/2006	366,451	366,451
Societe Generale Eurodollar Time Deposit 4.700%	05/05/2006	183,225	183,225
Societe Generale Eurodollar Time Deposit 4.780%	05/04/2006	732,901	732,901
Societe Generale Eurodollar Time Deposit 4.790%	05/10/2006	256,515	256,515
Svenska Handlesbanken Eurodollar Time Deposit 4.850%	04/03/2006	1,121,447	1,121,447
The Bank of the West Eurodollar Time Deposit 4.720%	04/19/2006	513,031	513,031
Toronto Dominion Bank Eurodollar Time Deposit 4.720%	04/18/2006	732,901	732,901
UBS AG Eurodollar Time Deposit 4.720%	04/19/2006	732,901	732,901
UBS AG Eurodollar Time Deposit 4.750%	04/21/2006	549,676	549,676
Wells Fargo Eurodollar Time Deposit 4.760%	04/28/2006	366,451	366,451
Wells Fargo Eurodollar Time Deposit 4.770%	04/26/2006	549,676	549,676
			18,797,407
U.S. Treasury Bills — 0.1%
U.S. Treasury Bill(c) 3.938%	04/06/2006	385,000	384,789
TOTAL SHORT-TERM INVESTMENTS (Cost $19,182,196)			19,182,196
TOTAL INVESTMENTS — 108.1% (Cost $357,341,631)(e)			$418,027,491
Other Assets/(Liabilities) — (8.1%)			(31,354,574)
NET ASSETS — 100.0%			$386,672,917

Notes to Portfolio of Investments

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	This security is held as collateral for open futures contracts. (Note 2).
(d)	Represents investments of security lending collateral. (Note 2).
(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

MML Growth Equity Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of Shares	Market Value
EQUITIES — 98.4%
COMMON STOCK
Advertising — 0.0%
Getty Images, Inc.(a)	100	$7,488
Aerospace & Defense — 1.2%
Boeing Co.	700	54,551
General Dynamics Corp.	600	38,388
Goodrich Corp.	1,800	78,498
Lockheed Martin Corp.	100	7,513
Northrop Grumman Corp.	400	27,316
Rockwell Collins, Inc.	400	22,540
United Technologies Corp.	300	17,391
		246,197
Apparel, Textiles & Shoes — 1.4%
Abercrombie & Fitch Co. Cl. A	200	11,660
bebe stores, Inc.	1,400	25,788
Chico’s FAS, Inc.(a)	1,800	73,152
Coach, Inc.(a)	600	20,748
Columbia Sportswear Co.(a) (b)	200	10,666
Nike, Inc. Cl. B	300	25,530
Nordstrom, Inc.	3,400	133,212
		300,756
Automotive & Parts — 0.5%
Harley-Davidson, Inc.	1,300	67,444
Oshkosh Truck Corp.	500	31,120
		98,564
Banking, Savings & Loans — 0.6%
Fannie Mae	1,300	66,820
State Street Corp.	800	48,344
		115,164
Beverages — 2.4%
Brown-Forman Corp. Cl. B	200	15,394
The Coca-Cola Co.	6,100	255,407
PepsiCo, Inc.	3,900	225,381
		496,182
Broadcasting, Publishing & Printing — 0.3%
Cablevision Systems Corp. Cl. A(a)	1,000	26,700
The McGraw-Hill Companies, Inc.	800	46,096
		72,796
Building Materials & Construction — 0.3%
Martin Marietta Materials, Inc.	600	64,218

1

Commercial Services — 1.7%
eBay, Inc.(a) (b)	200	$7,812
Equifax, Inc.	1,000	37,240
Fastenal Co.(b)	300	14,202
Global Payments, Inc.	400	21,204
Jacobs Engineering Group, Inc.(a)	600	52,044
Moody’s Corp.	700	50,022
Paychex, Inc.	1,600	66,656
Pharmaceutical Product Development, Inc.	1,120	38,763
Rent-A-Center, Inc.(a)	1,800	46,062
Robert Half International, Inc.	800	30,888
		364,893
Communications — 1.2%
Harris Corp.	900	42,561
Qualcomm, Inc.	4,100	207,501
		250,062
Communications Equipment — 2.6%
Motorola, Inc.	23,500	538,385
Computer Integrated Systems Design — 0.1%
Autodesk, Inc.(a)	400	15,408
Computer Programming Services — 0.1%
Cognizant Technology Solutions Corp. Cl. A(a)	400	23,796
Computer Related Services — 0.1%
CNET Networks, Inc.(a)	800	11,368
Computers & Information — 3.9%
Apple Computer, Inc.(a)	1,800	112,896
Dell, Inc.(a)	21,500	639,840
International Business Machines Corp.	100	8,247
Jabil Circuit, Inc.(a) (b)	400	17,144
Lexmark International, Inc.(a)	600	27,228
		805,355
Computers & Office Equipment — 0.1%
Hewlett-Packard Co.	900	29,610
Cosmetics & Personal Care — 0.2%
Colgate-Palmolive Co.	700	39,970
Data Processing & Preparation — 0.8%
Affiliated Computer Services, Inc. Cl. A(a)	700	41,762
First Data Corp.	1,400	65,548
Fiserv, Inc.(a)	700	29,785
Total System Services, Inc.	1,100	21,912
		159,007
Electric Utilities — 0.2%
TXU Corp.	1,000	44,760

2

Electrical Equipment & Electronics — 9.5%
American Power Conversion Corp.	1,300	$30,043
Avnet, Inc.(a)	400	10,152
Broadcom Corp. Cl. A(a)	4,000	172,640
Emerson Electric Co.	200	16,726
Intel Corp.	43,000	832,050
Intersil Corp. Cl. A	700	20,244
Johnson Controls, Inc.	200	15,186
Microchip Technology, Inc.	800	29,040
National Semiconductor Corp.	1,900	52,896
Nvidia Corp.(a) (b)	2,200	125,972
Texas Instruments, Inc.	21,000	681,870
		1,986,819
Energy — 4.7%
Amerada Hess Corp.	200	28,480
BJ Services Co.	1,900	65,740
Burlington Resources, Inc.	2,000	183,820
ConocoPhillips	600	37,890
EOG Resources, Inc.	300	21,600
Exxon Mobil Corp.	2,300	139,978
Frontier Oil Corp.	700	41,545
Halliburton Co.	1,500	109,530
Helmerich & Payne, Inc.	600	41,892
Kinder Morgan, Inc.	1,800	165,582
Marathon Oil Corp.	500	38,085
Patterson-UTI Energy, Inc.	200	6,392
Questar Corp.	300	21,015
Sunoco, Inc.	800	62,056
Tesoro Corp.	100	6,834
Unit Corp.(a)	200	11,150
		981,589
Financial Services — 3.5%
E*TRADE Financial Corp.(a)	1,300	35,074
Franklin Resources, Inc.	1,100	103,664
The Goldman Sachs Group, Inc.	100	15,696
Legg Mason, Inc.	900	112,797
Lehman Brothers Holdings, Inc.	300	43,359
Merrill Lynch & Co., Inc.	300	23,628
The Charles Schwab Corp.	18,100	311,501
TD Ameritrade Holding Corp.	3,700	77,219
		722,938
Foods — 1.1%
Dean Foods Co.(a)	600	23,298
The Kroger Co.(a)	5,200	105,872
Panera Bread Co. Cl. A(a) (b)	300	22,554
SuperValu, Inc.(b)	1,300	40,066
Sysco Corp.	1,500	48,075
		239,865

3

Healthcare — 8.3%
Caremark Rx, Inc.(a)	700	$34,426
Coventry Health Care, Inc.(a)	650	35,087
Express Scripts, Inc.(a) (b)	3,700	325,230
HCA, Inc.	3,300	151,107
Health Net, Inc.(a)	1,700	86,394
Humana, Inc.(a)	1,100	57,915
Lincare Holdings, Inc.(a)	2,600	101,296
UnitedHealth Group, Inc.	16,688	932,192
Universal Health Services, Inc. Cl. B	100	5,079
		1,728,726
Home Construction, Furnishings & Appliances — 1.2%
D.R. Horton, Inc.	300	9,966
HNI Corp.	400	23,600
KB Home	500	32,490
Lennar Corp. Cl. A(b)	200	12,076
Maytag Corp.	300	6,399
Mohawk Industries, Inc.(a)	900	72,648
The Ryland Group, Inc.	300	20,820
Whirlpool Corp.(b)	700	64,029
		242,028
Household Products — 2.0%
Black & Decker Corp.	500	43,445
Corning, Inc.(a)	12,500	336,375
Newell Rubbermaid, Inc.	1,600	40,304
		420,124
Industrial - Distribution — 0.0%
Grainger (W.W.), Inc.	100	7,535
Industrial - Diversified — 0.2%
ITT Industries, Inc.	800	44,976
Information Retrieval Services — 0.9%
Google, Inc. Cl. A(a)	500	195,000
Insurance — 5.6%
Aetna, Inc.	5,200	255,528
AFLAC, Inc.	5,000	225,650
Ambac Financial Group, Inc.	300	23,880
American International Group, Inc.	5,300	350,277
Aon Corp.	500	20,755
Chubb Corp.(b)	300	28,632
Cigna Corp.	400	52,248
Lincoln National Corp.	500	27,295
Marsh & McLennan Companies, Inc.	600	17,616
MGIC Investment Corp.	500	33,315
The PMI Group, Inc.	100	4,592
Progressive Corp.	200	20,852
Prudential Financial, Inc.	200	15,162
Radian Group, Inc.	100	6,025
St. Paul Travelers Cos.	2,100	87,759
		1,169,586

4

Internet Content — 0.3%
BEA Systems, Inc.(a)	4,200	$55,146
Lodging — 0.3%
Marriott International, Inc. Cl. A	800	54,880
Machinery & Components — 2.8%
Baker Hughes, Inc.	1,500	102,600
Caterpillar, Inc.	5,000	359,050
Cooper Cameron Corp.(a)	800	35,264
Grant Prideco, Inc.(a)	900	38,556
Joy Global, Inc.	200	11,954
Smith International, Inc.	400	15,584
Timken Co.	400	12,908
		575,916
Manufacturing — 0.1%
Millipore Corp.(a)	300	21,918
Medical Supplies — 2.1%
Agilent Technologies, Inc.(a)	4,100	153,955
Allergan, Inc.	1,400	151,900
Applera Corp. — Applied Biosystems Group	600	16,284
Medtronic, Inc.	300	15,225
Respironics, Inc.(a)	300	11,673
St. Jude Medical, Inc.(a)	1,800	73,800
Varian Medical Systems, Inc.(a)	200	11,232
		434,069
Metals & Mining — 0.1%
Consol Energy, Inc.	100	7,416
Nucor Corp.	100	10,479
		17,895
Pharmaceuticals — 16.1%
Abbott Laboratories	2,900	123,163
American Pharmacuetical Partners, Inc.(a) (b)	600	17,094
AmerisourceBergen Corp.	800	38,616
Amgen, Inc.(a)	1,600	116,400
Barr Pharmaceuticals, Inc.(a)	1,200	75,576
Cardinal Health, Inc.(b)	2,100	156,492
Forest Laboratories, Inc.(a)	3,500	156,205
Genentech, Inc.(a)	7,000	591,570
Gilead Sciences, Inc.(a)	1,200	74,664
Invitrogen Corp.(a)	300	21,039
Johnson & Johnson	5,400	319,788
McKesson Corp.	4,600	239,798
Medco Health Solutions, Inc.(a)	1,500	85,830
Merck & Co., Inc.	18,600	655,278
Omnicare, Inc.(b)	1,000	54,990
Pfizer, Inc.	19,300	480,956
Wyeth	2,800	135,856
		3,343,315

5

Prepackaged Software — 0.9%
Adobe Systems, Inc.(a)	1,000	$34,920
BMC Software, Inc.(a)	300	6,498
CA, Inc.	41	1,116
Cerner Corp.(a) (b)	1,800	85,410
DST Systems, Inc.(a)	400	23,176
Fair Isaac Corp.	800	31,696
		182,816
Real Estate — 0.1%
CB Richard Ellis Group, Inc. Cl. A(a)	200	16,140
Restaurants — 1.7%
Applebee’s International, Inc.(b)	1,200	29,460
Brinker International, Inc.(b)	900	38,025
Darden Restaurants, Inc.	1,900	77,957
McDonald’s Corp.	600	20,616
Outback Steakhouse, Inc.(b)	800	35,200
Sonic Corp.(a)	300	10,539
Wendy’s International, Inc.	1,800	111,708
Yum! Brands, Inc.	700	34,202
		357,707
Retail — 12.5%
Advance Auto Parts Corp.	2,100	87,444
AutoZone, Inc.(a)	500	49,845
Bed Bath & Beyond, Inc.(a)	4,100	157,440
Dollar General Corp.	4,000	70,680
Dollar Tree Stores, Inc.(a)	800	22,136
The Home Depot, Inc.	24,700	1,044,810
Lowe’s Companies, Inc.	8,900	573,516
Men’s Wearhouse, Inc.	800	28,752
Office Depot, Inc.(a)	1,000	37,240
O’Reilly Automotive, Inc.(a)	1,300	47,528
Target Corp.	300	15,603
Tiffany & Co.(b)	1,400	52,556
TJX Companies, Inc.	1,800	44,676
Tractor Supply Co.(a)	200	13,268
Walgreen Co.	3,700	159,581
Wal-Mart Stores, Inc.	4,200	198,408
		2,603,483
Retail — Grocery — 0.0%
Whole Foods Market, Inc.	100	6,644
Telephone Utilities — 0.9%
ADTRAN, Inc.	600	15,708
Alltel Corp.	500	32,375
Nextel Partners, Inc. Cl. A(a)	1,600	45,312
NII Holdings, Inc. Cl. B(a)	1,500	88,455
Verizon Communications, Inc.	300	10,218
		192,068

6

Tobacco — 5.1%
Altria Group, Inc.	15,100	$1,069,986
Transportation — 0.7%
Burlington Northern Santa Fe Corp.	500	41,665
FedEx Corp.	300	33,882
Landstar System, Inc.	100	4,412
Robinson (C.H.) Worldwide, Inc.	1,300	63,817
		143,776
TOTAL EQUITIES (Cost $19,179,015)		20,498,924
RIGHTS — 0.0%
Computers & Information
Seagate Technology(a) (c)	11,100	0
TOTAL RIGHTS (Cost $0)		0
WARRANTS — 0.0%
Communications
Lucent Technologies, Inc. Warrants, Expires 12/10/2007(a)	71	44
TOTAL WARRANTS (Cost $0)		44
TOTAL LONG TERM INVESTMENTS (Cost $19,179,015)		20,498,968

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 8.4%
Cash Equivalents — 5.6%(d)
Abbey National PLC Eurodollar Time Deposit 4.770%	04/11/2006	$33,997	$33,997
ANZ Banking Group Ltd. Commercial Paper 4.759%	04/28/2006	22,664	22,664
Banco Santander Central Hispano SA Commercial Paper 4.771%	05/02/2006	15,865	15,865
Banco Santander Central Hispano SA Commercial Paper 4.772%	05/03/2006	22,664	22,664
Bank of America 4.770%	05/16/2006	17,439	17,439
Bank of Montreal Eurodollar Time Deposit 4.770%	05/02/2006	22,664	22,664
Bank of Nova Scotia Eurodollar Time Deposit 4.790%	05/10/2006	33,997	33,997
Barclays Eurodollar Time Deposit 4.680%	04/28/2006	13,599	13,599
Barclays Eurodollar Time Deposit 4.770%	05/16/2006	38,530	38,530

7

Barclays Eurodollar Time Deposit 4.790%	05/10/2006	$13,599	$13,599
BNP Paribas Eurodollar Time Deposit 4.750%	04/05/2006	52,128	52,128
Calyon Eurodollar Time Deposit 4.740%	05/09/2006	33,997	33,997
Calyon Eurodollar Time Deposit 4.750%	04/12/2006	22,665	22,665
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.630%	04/04/2006	33,997	33,997
Dexia Group Eurodollar Time Deposit 4.755%	05/05/2006	22,665	22,665
Federal Home Loan Bank Discount Note 4.647%	04/19/2006	11,711	11,711
Fortis Bank Eurodollar Time Deposit 4.750%	04/24/2006	22,665	22,665
Fortis Bank Eurodollar Time Deposit 4.760%	04/24/2006	31,730	31,730
Fortis Bank Eurodollar Time Deposit 4.790%	04/05/2006	9,066	9,066
Freddie Mac Discount Note 4.711%	05/03/2006	8,048	8,048
General Electric Capital Corp. Commercial Paper 4.727%	05/09/2006	44,975	44,975
Harris NA Eurodollar Time Deposit 4.750%	04/24/2006	22,665	22,665
Marshall & Ilsley Bank Eurodollar Time Deposit 4.760%	04/24/2006	33,997	33,997
National Australia Bank Eurodollar Time Deposit 4.840%	04/03/2006	28,331	28,331
Rabobank Nederland Eurodollar Time Deposit 4.850%	04/03/2006	14,959	14,959
Royal Bank of Canada Eurodollar Time Deposit 4.750%	04/26/2006	31,730	31,730
Royal Bank of Canada Eurodollar Time Deposit 4.765%	05/01/2006	45,329	45,329
Royal Bank of Scotland Eurodollar Time Deposit 4.750%	04/28/2006	29,464	29,464
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/06/2006	33,997	33,997
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/10/2006	15,865	15,865
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.770%	04/27/2006	22,665	22,665
Societe Generale Eurodollar Time Deposit 4.700%	05/05/2006	11,332	11,332
Societe Generale Eurodollar Time Deposit 4.780%	05/04/2006	45,329	45,329

8

Societe Generale Eurodollar Time Deposit 4.790%	05/10/2006	$15,865	$15,865
Svenska Handlesbanken Eurodollar Time Deposit 4.850%	04/03/2006	69,360	69,360
The Bank of the West Eurodollar Time Deposit 4.720%	04/19/2006	31,730	31,730
Toronto Dominion Bank Eurodollar Time Deposit 4.720%	04/18/2006	45,329	45,329
UBS AG Eurodollar Time Deposit 4.720%	04/19/2006	45,329	45,329
UBS AG Eurodollar Time Deposit 4.750%	04/21/2006	33,997	33,997
Wells Fargo Eurodollar Time Deposit 4.760%	04/28/2006	22,665	22,665
Wells Fargo Eurodollar Time Deposit 4.770%	04/26/2006	33,997	33,997
			1,162,600
Repurchase Agreements — 2.8%(e)
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2006, 3.250%, due 04/03/2006(e)		586,205	586,205
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)			1,748,805
TOTAL INVESTMENTS — 106.8% (Cost $20,927,820)(f)			$22,247,773
Other Assets/(Liabilities) — (6.8%)			(1,428,976)
NET ASSETS — 100.0%			$20,818,797

Notes to Portfolio of Investments

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	This security is valued in good faith under procedures established by the board of trustees.
(d)	Represents investments of security lending collateral. (Note 2).
(e)

Maturity value of $586,364. Collateralized by U.S. Government Agency obligation with a rate of 6.250%, maturity date of 02/25/2016, and an aggregate market value, including accrued interest, of $615,515.

(f)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements

9

MML OTC 100 Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 99.1%
COMMON STOCK
Advertising — 0.8%
Lamar Advertising Co.(a)	552	$29,046
Monster Worldwide, Inc.(a)	836	41,683
		70,729
Apparel, Textiles & Shoes — 0.6%
Ross Stores, Inc.	909	26,534
Urban Outfitters, Inc.(a)	1,133	27,804
		54,338
Automotive & Parts — 0.9%
Paccar, Inc.	1,204	84,858
Broadcasting, Publishing & Printing — 2.1%
Comcast Corp. Cl. A(a)	6,070	158,791
Liberty Global, Inc. Cl. A(a)	1,635	33,468
		192,259
Commercial Services — 5.5%
Apollo Group, Inc. Cl. A(a)	1,120	58,811
Cintas Corp.	1,285	54,767
eBay, Inc.(a)	6,650	259,749
Fastenal Co.	921	43,600
Paychex, Inc.	2,290	95,401
		512,328
Communications — 11.1%
EchoStar Communications Corp. Cl. A(a)	1,389	41,489
Network Appliance, Inc.(a)	2,481	89,390
NTL, Inc.(a)	1,973	57,434
Qualcomm, Inc.	12,657	640,571
Research In Motion Ltd.(a)	1,186	100,668
Sirius Satellite Radio, Inc.(a)	9,167	46,568
Tellabs, Inc.(a)	1,630	25,917
XM Satellite Radio Holdings, Inc. Cl. A(a)	1,638	36,478
		1,038,515
Communications Equipment — 0.3%
Ericsson (LM) Cl. B Sponsored ADR (Sweden)	762	28,743
Computer Integrated Systems Design — 1.5%
Autodesk, Inc.(a)	1,529	58,897
Cadence Design Systems, Inc.(a)	1,890	34,946
Sun Microsystems, Inc.(a)	9,469	48,576
		142,419

1

Computer Programming Services — 0.9%
Cognizant Technology Solutions Corp. Cl. A(a)	857	$50,983
VeriSign, Inc.(a)	1,478	35,457
		86,440
Computer Related Services — 1.0%
Checkfree Corp.(a)	552	27,876
IAC/InterActiveCorp(a)	2,123	62,565
		90,441
Computers & Information — 11.4%
Apple Computer, Inc.(a)	7,507	470,839
CDW Corp.	530	31,190
Cisco Systems, Inc.(a)	13,971	302,752
Comverse Technology, Inc.(a)	1,333	31,365
Dell, Inc.(a)	5,545	165,019
Sandisk Corp.(a)	1,131	65,055
		1,066,220
Data Processing & Preparation — 0.7%
Fiserv, Inc.(a)	1,468	62,463
Electrical Equipment & Electronics — 12.6%
Altera Corp.(a)	3,242	66,915
American Power Conversion Corp.	1,252	28,934
ATI Technologies, Inc.(a)	1,577	27,093
Broadcom Corp. Cl. A(a)	2,723	117,525
Flextronics International Ltd.(a)	3,968	41,069
Garmin Ltd.	639	50,756
Intel Corp.	13,098	253,446
JDS Uniphase Corp.(a)	12,336	51,441
KLA-Tencor Corp.	1,552	75,055
Linear Technology Corp.	2,597	91,103
Marvell Technology Group Ltd.(a)	1,730	93,593
Maxim Integrated Products, Inc.	2,857	106,138
Microchip Technology, Inc.	1,114	40,438
Nvidia Corp.(a)	1,069	61,211
Xilinx, Inc.	2,925	74,470
		1,179,187
Energy — 0.4%
Patterson-UTI Energy, Inc.	1,113	35,571
Food Retailers — 2.7%
Starbucks Corp.(a)	6,765	254,635
Healthcare — 1.0%
Express Scripts, Inc.(a)	829	72,869
Lincare Holdings, Inc.(a)	598	23,298
		96,167

2

Information Retrieval Services — 5.2%
Google, Inc. Cl. A(a)	774	$301,860
Juniper Networks, Inc.(a)	2,352	44,970
Yahoo!, Inc.(a)	4,349	140,299
		487,129
Internet Content — 0.4%
BEA Systems, Inc.(a)	2,610	34,269
Lodging — 0.6%
Wynn Resorts Ltd.(a)	690	53,027
Machinery & Components — 0.5%
Joy Global, Inc.	761	45,485
Manufacturing — 1.4%
Applied Materials, Inc.	5,217	91,350
Lam Research Corp.(a)	896	38,528
		129,878
Medical Supplies — 1.7%
Biomet, Inc.	2,120	75,302
Dentsply International, Inc.	480	27,912
Intuitive Surgical, Inc.(a)	229	27,022
Patterson Cos, Inc.(a)	844	29,709
		159,945
Pharmaceuticals — 12.3%
Amgen, Inc.(a)	3,627	263,864
Amylin Pharmaceuticals, Inc.(a)	709	34,706
Biogen Idec, Inc.(a)	2,353	110,826
Celgene Corp.(a)	2,146	94,896
Chiron Corp.(a)	1,706	78,152
Genzyme Corp.(a)	2,059	138,406
Gilead Sciences, Inc.(a)	2,924	181,931
MedImmune, Inc.(a)	1,700	62,186
Sepracor, Inc.(a)	655	31,971
Sigma-Aldrich Corp.	412	27,105
Teva Pharmaceutical Sponsored ADR (Israel)	3,148	129,635
		1,153,678
Prepackaged Software — 15.1%
Activision, Inc.(a)	1,559	21,499
Adobe Systems, Inc.(a)	3,754	131,090
Check Point Software Technologies Ltd.(a)	1,537	30,771
Citrix Systems, Inc.(a)	1,333	50,521
Electronic Arts, Inc.(a)	1,932	105,719
Intuit, Inc.(a)	1,418	75,423
Microsoft Corp.	22,644	616,143
Oracle Corp.(a)	13,684	187,334
Pixar, Inc.(a)	763	48,939
Red Hat, Inc.(a)	1,110	31,058
Symantec Corp.(a)	6,936	116,733
		1,415,230

3

Retail — 5.3%
Amazon.com, Inc.(a)	1,755	$64,075
Bed Bath & Beyond, Inc.(a)	2,542	97,613
Costco Wholesale Corp.	1,586	85,898
Petsmart, Inc.	885	24,904
Sears Holdings Corp.(a)	1,071	141,629
Staples, Inc.	3,112	79,418
		493,537
Retail — Grocery — 0.6%
Whole Foods Market, Inc.	862	57,271
Telephone Utilities — 0.6%
NII Holdings, Inc. Cl. B(a)	938	55,314
Transportation — 1.4%
Discovery Holding Co. Cl. A(a)	1,518	22,770
Expeditors International of Washington, Inc.	668	57,709
Robinson (C.H.) Worldwide, Inc.	1,071	52,575
		133,054
Travel — 0.5%
Expedia, Inc.(a)	2,180	44,189
TOTAL EQUITIES (Cost $7,577,801)		9,257,319

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 1.4%
Repurchase Agreements — 0.9%
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2006, 3.250%, due 04/03/2006(c)		$80,981	$80,981
U.S. Treasury Bills — 0.5%
U.S. Treasury Bill(b) 3.938%	04/06/2006	20,000	19,989
U.S. Treasury Bill(b) 3.993%	04/06/2006	10,000	9,995
U.S. Treasury Bill(b) 4.002%	04/06/2006	20,000	19,988
			49,972
TOTAL SHORT-TERM INVESTMENTS (Cost $130,953)			130,953
TOTAL INVESTMENTS — 100.5% (Cost $7,708,754)(d)			$9,388,272
Other Assets/(Liabilities) — (0.5%)			(47,197)
NET ASSETS — 100.0%			$9,341,075

4

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	This security is held as collateral for open futures contracts. (Note 2).
(c)

Maturity value of $81,003. Collateralized by a U.S. Government Agency obligation with a rate of 4.625%, maturity date of 01/20/2034 and an aggregate market value, including accrued interest, of $85,030.

(d)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements

5

MML Small Cap Growth Equity Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 88.6%
COMMON STOCK
Advertising — 1.2%
Catalina Marketing Corp.	10,700	$247,170
Getty Images, Inc.(a)	17,475	1,308,528
		1,555,698
Aerospace & Defense — 0.3%
Alliant Techsystems, Inc.(a)	4,910	378,905
Air Transportation — 1.4%
Airtran Holdings, Inc.(a) (b)	22,800	412,908
AMR Corp.(a) (b)	10,100	273,205
Forward Air Corp.	6,900	257,301
Gol Linhas Aereas Inteligentes SA ADR (Brazil)	11,810	316,508
US Airways Group, Inc.(a)	10,810	432,400
		1,692,322
Apparel, Textiles & Shoes — 2.1%
bebe stores, Inc.	10,990	202,436
Citi Trends, Inc.(a)	8,970	356,647
DSW, Inc. Cl. A(a) (b)	19,290	604,163
Iconix Brand Group, Inc.(a)	21,460	312,243
Phillips-Van Heusen Corp.	9,090	347,329
Skechers U.S.A., Inc. Cl. A(a)	15,900	396,387
Too, Inc.(a)	10,910	374,758
		2,593,963
Automotive & Parts — 2.1%
A.S.V., Inc.(a) (b)	25,300	815,166
LKQ Corp.(a)	62,044	1,291,136
Tenneco, Inc.(a)	13,600	294,984
United Auto Group, Inc.(b)	5,800	249,400
		2,650,686
Banking, Savings & Loans — 2.8%
Advanta Corp. Cl. B	12,500	460,875
Amcore Financial, Inc.	7,100	224,502
City National Corp.	6,650	510,653
Euronet Worldwide, Inc.(a)	12,200	461,526
Financial Federal Corp.	44,887	1,315,189
First Community Bancorp	3,200	184,512
Signature Bank(a)	6,020	196,192
UMB Financial Corp.	2,600	182,598
		3,536,047

1

Broadcasting, Publishing & Printing — 0.8%
Central European Media Enterprises Ltd.(a)	2,830	$194,166
Charter Communications, Inc. Cl. A(a) (b)	109,100	118,919
LodgeNet Entertainment Corp.(a)	11,300	176,054
Playboy Enterprises, Inc. Cl. B(a) (b)	15,100	214,420
TiVo, Inc.(a) (b)	33,500	242,205
		945,764
Building Materials & Construction — 1.2%
Beacon Roofing Supply, Inc.(a)	21,820	886,765
Eagle Materials, Inc.	3,960	252,490
Martin Marietta Materials, Inc.	3,280	351,058
		1,490,313
Chemicals — 0.9%
Cytec Industries, Inc.	7,225	433,572
Hercules, Inc.(a)	26,100	360,180
Minerals Technologies, Inc.	4,600	268,686
		1,062,438
Commercial Services — 9.6%
ADVO, Inc.	8,900	284,800
American Reprographics Co.(a)	10,070	349,328
Bowne & Co., Inc.	16,900	281,723
The Corporate Executive Board Co.	20,620	2,080,558
Corrections Corp. of America(a)	13,610	615,172
eResearch Technology, Inc.(a)	20,740	298,449
Exelixis, Inc.(a)	15,600	187,356
Grupo Aeroportuario de Sureste SA de CV ADR (Mexico)	6,200	206,956
Harris Interactive, Inc.(a)	31,000	174,220
Ikon Office Solutions, Inc.	16,800	239,400
Incyte Corp.(a)	24,000	144,480
ITT Educational Services, Inc.(a)	32,550	2,084,827
Ituran Location and Control Ltd.	11,920	180,350
Jacobs Engineering Group, Inc.(a)	2,930	254,148
Lincoln Educational Services Corp.(a) (b)	31,300	530,535
Magellan Health Services, Inc.(a)	5,700	230,679
Mobile Mini, Inc.(a)	18,200	562,744
MoneyGram International, Inc.	13,830	424,858
Pharmaceutical Product Development, Inc.	14,240	492,846
Resources Connection, Inc.(a)	13,870	345,502
Sotheby’s Holdings, Inc. Cl. A(a)	25,400	737,616
Valassis Communications, Inc.(a)	9,100	267,267
Vertrue, Inc.(a) (b)	10,850	453,530
VistaPrint Ltd.(a)	8,800	262,680
Washington Group International, Inc.	4,800	275,472
		11,965,496
Communications — 1.4%
Arris Group, Inc.(a)	3,400	46,784
Crown Castle International Corp.(a)	12,330	349,555
Plantronics, Inc.	100	3,543

2

Polycom, Inc.(a)	10,400	$225,472
Powerwave Technologies, Inc.(a) (b)	16,600	223,934
SBA Communications Corp.(a)	13,120	307,139
Syniverse Holdings, Inc.(a)	24,160	381,728
Westell Technologies, Inc. Cl. A(a)	42,800	174,196
		1,712,351
Computer & Other Data Processing Service — 0.2%
IHS, Inc. Cl. A(a)	9,450	258,457
Computer Integrated Systems Design — 1.2%
Avid Technology, Inc.(a) (b)	16,450	714,917
F5 Networks, Inc.(a)	3,500	253,715
Hypercom Corp.(a)	2,100	19,530
Sapient Corp.(a)	38,900	296,807
Websense, Inc.(a)	8,150	224,777
		1,509,746
Computer Maintenance & Repair — 0.2%
Electronics for Imaging, Inc.(a)	8,800	246,136
Computer Related Services — 2.6%
Checkfree Corp.(a)	42,842	2,163,521
Ingram Micro, Inc. Cl. A(a)	17,100	342,000
NetFlix, Inc.(a) (b)	24,700	716,053
		3,221,574
Computers & Information — 3.1%
Cognos, Inc.(a)	6,340	246,626
Foundry Networks, Inc.(a)	42,610	773,798
Logitech International SA ADR (Switzerland)(a)	7,060	280,706
Redback Networks, Inc.(a)	13,310	288,694
Scientific Games Corp. Cl. A(a)	44,800	1,573,824
VeriFone Holdings, Inc.(a)	23,120	700,305
		3,863,953
Cosmetics & Personal Care — 0.2%
Nu Skin Enterprises, Inc. Cl. A	14,800	259,444
Data Processing & Preparation — 1.9%
Factset Research Systems, Inc.	41,012	1,818,882
HomeStore, Inc.(a)	47,930	314,421
The BISYS Group, Inc.(a)	15,000	202,200
		2,335,503
Electric Utilities — 0.4%
El Paso Electric Co.(a)	11,100	211,344
Suntech Power Holdings Co. Ltd. ADR (China)(a)	6,530	241,545
		452,889
Electrical Equipment & Electronics — 4.1%
Benchmark Electronics, Inc.(a)	6,900	264,615
Cree, Inc.(a) (b)	31,320	1,027,609
CSR PLC(a)	29,897	621,806
Cypress Semiconductor Corp.(a) (b)	8,300	140,685

3

Daktronics, Inc.	7,055	$257,507
Energy Conversion Devices, Inc.(a) (b)	2,800	137,704
Evergreen Solar, Inc.(a)	11,650	179,410
FuelCell Energy, Inc.(a) (b)	16,700	191,549
Gentex Corp.	59,050	1,031,013
International Rectifier Corp.(a)	10,550	437,086
Newport Corp.(a)	10,300	194,258
ON Semiconductor Corp.(a)	23,800	172,788
Photon Dynamics, Inc.(a)	11,000	206,250
Teledyne Technologies, Inc.(a)	7,500	267,000
		5,129,280
Energy — 4.5%
Alon USA Energy, Inc.	15,920	391,950
Arch Coal, Inc.	2,840	215,670
Bill Barrett Corp.(a) (b)	25,900	844,081
Cabot Oil & Gas Corp. Cl. A	5,450	261,218
Comstock Resources, Inc.(a)	10,400	308,776
EXCO Resources, Inc.(a)	35,300	442,309
Grey Wolf, Inc.(a) (b)	34,500	256,680
Newfield Exploration Co.(a)	29,000	1,215,100
Range Resources Corp.	10,325	281,976
Stolt Offshore SA Sponsored ADR (United Kingdom)(a)	24,910	385,856
TETRA Technologies, Inc.(a)	10,200	479,808
UGI Corp.	11,700	246,519
Whiting Petroleum Corp.(a) (b)	6,000	245,940
		5,575,883
Entertainment & Leisure — 1.9%
Churchill Downs, Inc.	6,600	252,912
DreamWorks Animation SKG, Inc. Cl. A(a)	200	5,290
Gaylord Entertainment(a)	28,800	1,306,944
Live Nation, Inc.(a)	15,060	298,790
Pinnacle Entertainment, Inc.(a)	16,680	469,876
		2,333,812
Financial Services — 4.3%
Affiliated Managers Group, Inc.(a) (b)	6,520	695,097
Apollo Investment Corp.	14,400	256,464
Federated Investors, Inc. Cl. B	9,960	388,938
Hong Kong Exchanges and Clearing Ltd.	49,550	298,057
IntercontinentalExchange, Inc.(a) (b)	10,100	697,405
Investment Technology Group, Inc.(a)	7,950	395,910
Melco International Development Ltd.	132,000	271,416
The Nasdaq Stock Market, Inc.(a)	16,240	650,250
National Financial Partners Corp.	6,560	370,771
Nuveen Investments, Inc. Cl. A	14,050	676,507
Redwood Trust, Inc.(b)	5,100	220,932
Strategic Hotels & Resorts, Inc.	12,000	279,360
Ventas, Inc.	6,200	205,716
		5,406,823

4

Foods — 1.5%
Diamond Foods, Inc.	10,830	$185,951
Panera Bread Co. Cl. A(a) (b)	13,270	997,639
United Natural Foods, Inc.(a) (b)	20,800	727,376
		1,910,966
Healthcare — 5.9%
Allscripts Healthcare Solutions, Inc.(a) (b)	58,300	1,067,473
AmSurg Corp.(a)	60,650	1,376,148
Covance, Inc.(a)	9,010	529,337
Genesis HealthCare Corp.(a) (b)	9,300	408,642
Healthways, Inc.(a)	32,100	1,635,174
Human Genome Sciences, Inc.(a) (b)	23,900	259,793
LifePoint Hospitals, Inc.(a)	8,600	267,460
Manor Care, Inc.	9,200	408,020
Matria Healthcare, Inc.(a)	7,700	292,292
Sunrise Senior Living, Inc.(a)	6,210	242,004
Symbion, Inc.(a)	12,900	292,185
VCA Antech, Inc.(a)	20,200	575,296
		7,353,824
Heavy Machinery — 0.5%
Aviall, Inc.(a)	7,800	297,024
Bucyrus International, Inc. Cl. A	7,020	338,294
		635,318
Home Construction, Furnishings & Appliances — 0.9%
Ethan Allen Interiors, Inc.	6,400	268,928
Fossil, Inc.(a) (b)	20,450	379,961
Walter Industries, Inc.	7,130	475,001
		1,123,890
Household Products — 0.2%
Ferro Corp.	13,100	262,000
Information Retrieval Services — 1.2%
Bankrate, Inc.(a)	7,580	330,185
CoStar Group, Inc.(a) (b)	17,300	897,697
WebMD Health Corp. Cl. A(a)	7,400	308,136
		1,536,018
Insurance — 2.2%
Arch Capital Group Ltd.(a)	9,230	532,940
Aspen Insurance Holdings Ltd.	10,900	268,794
HealthExtras, Inc.(a)	6,610	233,333
Healthspring, Inc.(a)	10,780	200,616
Platinum Underwriters Holdings Ltd.	8,800	256,080
ProAssurance Corp.(a)	12,850	668,200
Reinsurance Group of America, Inc.(b)	5,500	260,095
United America Indemnity Ltd. Cl. A(a)	11,600	265,640
		2,685,698

5

Internet Software — 0.5%
Opsware, Inc.(a)	71,140	$609,670
Lodging — 1.3%
LaSalle Hotel Properties	8,390	343,990
Vail Resorts, Inc.(a) (b)	32,950	1,259,349
		1,603,339
Machinery & Components — 0.9%
Chicago Bridge & Iron Co. NV	37,650	903,600
Tennant Co.	3,900	204,048
		1,107,648
Medical Supplies — 3.7%
Arrow International, Inc.	8,200	267,894
Intralase Corp.(a) (b)	55,500	1,287,600
Kensey Nash Corp.(a) (b)	10,400	297,440
Kyphon, Inc.(a) (b)	39,600	1,473,120
PSS World Medical, Inc.(a) (b)	68,300	1,317,507
		4,643,561
Metals & Mining — 0.9%
Carpenter Technology	4,100	387,532
Century Aluminum Co.(a)	6,900	292,905
CommScope, Inc.(a) (b)	5,700	162,735
The Shaw Group, Inc.(a)	9,190	279,376
		1,122,548
Oil & Gas — 0.2%
Pride International, Inc.(a)	10,030	312,735
Pharmaceuticals — 2.5%
Alkermes, Inc.(a) (b)	19,020	419,391
Amylin Pharmaceuticals, Inc.(a) (b)	18,230	892,359
Arena Pharmaceuticals, Inc.(a)	8,670	157,014
Atherogenics, Inc.(a)	8,180	133,498
Digene Corp.(a)	16,440	642,804
Encysive Pharmaceuticals, Inc.(a)	13,320	65,135
ICOS Corp.(a)	4,160	91,728
The Medicines Co.(a) (b)	15,810	325,212
Vertex Pharmaceuticals, Inc.(a)	4,890	178,925
Zymogenetics, Inc.(a)	12,100	261,602
		3,167,668
Prepackaged Software — 9.9%
Activision, Inc.(a)	25,000	344,750
Ansys, Inc.(a)	6,200	335,730
Blackbaud, Inc.	92,700	1,964,313
Blackboard, Inc.(a)	47,500	1,349,475
Cerner Corp.(a) (b)	30,450	1,444,853
Cogent Communications Group, Inc.(a)	1,400	13,650
Dendrite International, Inc.(a)	58,000	791,700
Epicor Software Corp.(a)	1,200	16,116
EPIQ Systems, Inc.(a)	23,190	440,610

6

Kenexa Corp.(a)	16,859	$518,414
MicroStrategy, Inc. Cl. A(a)	15,500	1,631,995
Red Hat, Inc.(a) (b)	28,940	809,741
Salesforce.com, Inc.(a)	4,370	158,762
Take-Two Interactive Software, Inc.(a) (b)	94,400	1,761,504
THQ, Inc.(a)	10,175	263,431
Verint Systems, Inc.(a)	6,170	218,233
Vignette Corp.(a)	13,900	205,025
		12,268,302
Real Estate — 0.6%
CB Richard Ellis Group, Inc. Cl. A(a)	3,180	256,626
Jones Lang Lasalle, Inc.	5,760	440,870
		697,496
Restaurants — 0.7%
California Pizza Kitchen, Inc.(a)	14,640	475,068
RARE Hospitality International, Inc.(a)	8,000	278,640
Texas Roadhouse, Inc. Cl. A(a)	9,860	168,507
		922,215
Retail — 2.6%
Borders Group, Inc.	10,100	254,924
GameStop Corp. Cl. B(a)	8,290	359,123
O’Reilly Automotive, Inc.(a)	39,490	1,443,754
Stamps.com, Inc.(a)	14,350	505,981
Zumiez, Inc.(a) (b)	11,100	678,210
		3,241,992
Telephone Utilities — 1.2%
Equinix, Inc.(a)	11,380	730,824
General Communication, Inc. Cl. A(a)	29,000	350,610
NeuStar, Inc. Cl. A(a)	2,600	80,600
Ubiquitel, Inc.(a)	31,300	316,130
		1,478,164
Transportation — 2.8%
CNF, Inc.	4,270	213,244
J.B. Hunt Transport Services, Inc.(b)	60,800	1,309,632
Kansas City Southern(a) (b)	49,475	1,222,033
Knight Transportation, Inc.	17,135	338,416
UTI Worldwide, Inc.	10,400	328,640
Werner Enterprises, Inc.	1,760	32,331
		3,444,296
TOTAL EQUITIES (Cost $83,744,050)		110,304,831

7

MUTUAL FUND — 2.7%
Financial Services
iShares Russell 2000 Growth Index Fund(b)	41,780	$3,329,866
TOTAL MUTUAL FUND (Cost $3,002,514)		3,329,866
TOTAL LONG TERM INVESTMENTS (Cost $86,746,564)		113,634,697

		Principal
		Amount	Market Value
SHORT-TERM INVESTMENTS — 26.0%
Cash Equivalents — 16.3%(c)
Abbey National PLC Eurodollar Time Deposit 4.770%	04/11/2006	$593,837	$593,837
ANZ Banking Group Ltd. Commercial Paper 4.759%	04/28/2006	395,892	395,892
Banco Santander Central Hispano SA Commercial Paper 4.771%	05/02/2006	277,124	277,124
Banco Santander Central Hispano SA Commercial Paper 4.772%	05/03/2006	395,892	395,892
Bank of America 4.770%	05/16/2006	304,620	304,620
Bank of Montreal Eurodollar Time Deposit 4.770%	05/02/2006	395,892	395,892
Bank of Nova Scotia Eurodollar Time Deposit 4.790%	05/10/2006	593,838	593,838
Barclays Eurodollar Time Deposit 4.680%	04/28/2006	237,535	237,535
Barclays Eurodollar Time Deposit 4.770%	05/16/2006	673,015	673,015
Barclays Eurodollar Time Deposit 4.790%	05/10/2006	237,535	237,535
BNP Paribas Eurodollar Time Deposit 4.750%	04/05/2006	910,550	910,550
Calyon Eurodollar Time Deposit 4.740%	05/09/2006	593,838	593,838
Calyon Eurodollar Time Deposit 4.750%	04/12/2006	395,891	395,891
Canadian Imperial Bank of Commerce Eurodollar Time Deposit 4.630%	04/04/2006	593,838	593,838
Dexia Group Eurodollar Time Deposit 4.755%	05/05/2006	395,891	395,891
Federal Home Loan Bank Discount Note 4.647%	04/19/2006	204,553	204,553
Fortis Bank Eurodollar Time Deposit 4.750%	04/24/2006	395,892	395,892

8

Fortis Bank Eurodollar Time Deposit 4.760%	04/24/2006	$554,248	$554,248
Fortis Bank Eurodollar Time Deposit 4.790%	04/05/2006	158,356	158,356
Freddie Mac Discount Note 4.711%	05/03/2006	140,575	140,575
General Electric Capital Corp. Commercial Paper 4.727%	05/09/2006	785,593	785,593
Harris NA Eurodollar Time Deposit 4.750%	04/24/2006	395,891	395,891
Marshall & Ilsley Bank Eurodollar Time Deposit 4.760%	04/24/2006	593,837	593,837
National Australia Bank Eurodollar Time Deposit 4.840%	04/03/2006	494,864	494,864
Rabobank Nederland Eurodollar Time Deposit 4.850%	04/03/2006	261,289	261,289
Royal Bank of Canada Eurodollar Time Deposit 4.750%	04/26/2006	554,248	554,248
Royal Bank of Canada Eurodollar Time Deposit 4.765%	05/01/2006	791,783	791,783
Royal Bank of Scotland Eurodollar Time Deposit 4.750%	04/28/2006	514,660	514,660
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/06/2006	593,838	593,838
Royal Bank of Scotland Eurodollar Time Deposit 4.780%	04/10/2006	277,125	277,125
Skandinaviska Enskilda Banken AB Eurodollar Time Deposit 4.770%	04/27/2006	395,892	395,892
Societe Generale Eurodollar Time Deposit 4.700%	05/05/2006	197,946	197,946
Societe Generale Eurodollar Time Deposit 4.780%	05/04/2006	791,783	791,783
Societe Generale Eurodollar Time Deposit 4.790%	05/10/2006	277,125	277,125
Svenska Handlesbanken Eurodollar Time Deposit 4.850%	04/03/2006	1,211,545	1,211,545
The Bank of the West Eurodollar Time Deposit 4.720%	04/19/2006	554,248	554,248
Toronto Dominion Bank Eurodollar Time Deposit 4.720%	04/18/2006	791,783	791,783
UBS AG Eurodollar Time Deposit 4.720%	04/19/2006	791,783	791,783
UBS AG Eurodollar Time Deposit 4.750%	04/21/2006	593,838	593,838
Wells Fargo Eurodollar Time Deposit 4.760%	04/28/2006	395,892	395,892
Wells Fargo Eurodollar Time Deposit 4.770%	04/26/2006	593,838	593,838
			20,307,613

9

Repurchase Agreements — 9.7%
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2006, 3.250%, due 04/03/2006(d)	$12,066,288	$12,066,288
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		32,373,901
TOTAL INVESTMENTS — 117.3% (Cost $119,120,465)(e)		$146,008,598
Other Assets/(Liabilities) — (17.3%)		(21,510,319)
NET ASSETS — 100.0%		$124,498,279

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. (Note 2).
(c)	Represents investments of security lending collateral. (Note 2).
(d)

Maturity value of $12,069,556. Collateralized by U.S. Government Agency obligations with a rate of 7.125%, maturity date of 05/25/2030, and aggregate market value, including accrued interest, of $12,669,603.

(e)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

10

MML Emerging Growth Fund — Portfolio of Investments

March 31, 2006 (Unaudited)

	Number of
	Shares	Market Value
EQUITIES — 96.1%
COMMON STOCK
Advertising — 2.0%
Aquantive, Inc.(a)	7,920	$186,437
Marchex, Inc. Cl. B(a)	2,860	61,490
Valueclick, Inc.(a)	3,995	67,595
		315,522
Apparel, Textiles & Shoes — 2.4%
Aeropostale, Inc.(a)	2,580	77,813
Christopher & Banks Corp.	1,410	32,726
Crocs, Inc.(a)	440	11,066
Iconix Brand Group, Inc.(a)	4,160	60,528
Steven Madden Ltd.	1,800	63,900
Volcom, Inc.(a)	3,590	127,553
		373,586
Banking, Savings & Loans — 2.9%
Euronet Worldwide, Inc.(a)	3,990	150,942
PrivateBancorp, Inc.	3,856	159,985
SVB Financial Group(a)	2,450	129,972
		440,899
Beverages — 0.5%
Peet’s Coffee & Tea, Inc.(a)	2,640	79,200
Building Materials & Construction — 0.4%
Merge Technologies, Inc.(a)	4,230	67,553
Commercial Services — 11.5%
Akamai Technologies, Inc.(a)	3,300	108,537
AMN Healthcare Services, Inc.(a)	8,380	156,874
Ctrip.com International Ltd. ADR (China)	2,500	206,750
eResearch Technology, Inc.(a)	11,290	162,463
FTI Consulting, Inc.(a)	5,350	152,635
Global Payments, Inc.	1,980	104,960
Heartland Payment Systems, Inc.(a)	600	14,862
Huron Consulting Group, Inc.(a)	3,640	110,256
Keryx Biopharmaceuticals(a)	9,510	181,736
Lifecell Corp.(a)	7,730	174,311
Portfolio Recovery Associates, Inc.(a)	3,020	141,427
Sotheby’s Holdings, Inc. Cl. A(a)	4,040	117,322
Universal Technical Institute, Inc.(a)	2,760	83,076
VistaPrint Ltd.(a)	2,270	67,759
		1,782,968

1

Communications — 2.5%
AudioCodes Ltd.(a)	9,740	$134,607
Ciena Corp.(a)	24,590	128,114
Openwave Systems, Inc.(a)	5,630	121,495
		384,216
Computer & Other Data Processing Service — 0.2%
Health Grades, Inc.(a)	5,030	26,809
Computer Integrated Systems Design — 1.3%
Eclipsys Corp.(a)	4,370	103,176
Optimal Robotics Corp. Cl. A(a)	3,350	48,675
TALX Corp.	1,590	45,283
		197,134
Computer Programming Services — 0.3%
WiderThan Co. Ltd. ADR (South Korea)(a)	3,240	42,833
Computer Related Services — 2.7%
CNET Networks, Inc.(a)	4,710	66,929
LivePerson, Inc.(a)	3,700	26,788
Neoware, Inc.(a)	3,680	109,002
NetFlix, Inc.(a)	1,740	50,443
RSA Security, Inc.(a)	9,240	165,766
		418,928
Computers & Information — 2.4%
M-Systems Flash Disk Pioneers Ltd.(a)	7,920	204,811
Redback Networks, Inc.(a)	7,420	160,940
		365,751
Data Processing & Preparation — 2.1%
Factset Research Systems, Inc.	2,510	111,318
Linktone Limited ADR (China)(a)	7,800	51,090
Tom Online, Inc. ADR (China)(a)	3,200	81,408
The TriZetto Group, Inc.(a)	4,720	83,025
		326,841
Electrical Equipment & Electronics — 9.5%
Advanced Analogic Technologies, Inc.(a)	4,560	51,984
American Science & Engineering, Inc.(a)	1,090	101,806
Atheros Communications, Inc.(a)	5,150	134,878
FormFactor, Inc.(a)	3,520	138,406
Hittite Microwave Corp.(a)	2,060	69,443
Itron, Inc.(a)	1,220	73,017
Ixia(a)	4,717	67,264
Lattice Semiconductor Corp.(a)	8,000	53,280
Lo-Jack Corp.(a)	3,390	81,292
Netlogic Microsystems, Inc.(a)	3,750	154,537
O2Micro International Ltd. ADR (Cayman Islands)(a)	16,250	172,737
Photon Dynamics, Inc.(a)	3,130	58,687
Silicon Motion Technology Corp. ADR (Taiwan)(a)	3,800	46,094
SiRF Technology Holdings, Inc.(a)	2,910	103,043
Trident Microsystems, Inc.(a)	2,930	85,146
Virage Logic Corp.(a)	6,740	72,725
		1,464,339

2

Energy — 1.9%
Atwood Oceanics, Inc.(a)	790	$79,798
TETRA Technologies, Inc.(a)	1,970	92,669
Unit Corp.(a)	2,140	119,305
		291,772
Financial Services — 5.6%
Affiliated Managers Group, Inc.(a)	1,670	178,039
Boston Private Financial Holdings, Inc.	4,030	136,174
GFI Group, Inc.(a)	2,030	105,377
IntercontinentalExchange, Inc.(a)	760	52,478
Investment Technology Group, Inc.(a)	2,890	143,922
Lazard Ltd. Cl. A	2,730	120,802
optionsXpress Holdings, Inc.	4,370	127,080
		863,872
Foods — 1.0%
United Natural Foods, Inc.(a)	4,330	151,420
Healthcare — 4.7%
Allscripts Healthcare Solutions, Inc.(a)	3,870	70,860
Five Star Quality Care, Inc.(a)	3,840	41,818
Healthways, Inc.(a)	2,060	104,936
Hythiam, Inc.(a)	4,800	44,112
LCA-Vision, Inc.	2,670	133,794
Matria Healthcare, Inc.(a)	2,370	89,965
Radiation Therapy Services, Inc.(a)	5,140	131,121
United Surgical Partners International, Inc.(a)	3,095	109,594
		726,200
Heavy Machinery — 3.3%
Dril-Quip, Inc.(a)	3,700	262,145
Hydril(a)	3,120	243,204
		505,349
Home Construction, Furnishings & Appliances — 1.0%
Select Comfort Corp.(a)	3,880	153,454
Information Retrieval Services — 1.1%
Digital River, Inc.(a)	3,980	173,568
Insurance — 1.5%
Centene Corp.(a)	4,570	133,307
The Navigators Group, Inc.(a)	1,900	94,240
		227,547
Internet Software — 1.2%
WebEx Communications, Inc.(a)	5,280	177,778
Lodging — 0.4%
Four Seasons Hotels, Inc.	1,260	63,882
Machinery & Components — 1.2%
Gardner Denver, Inc.(a)	970	63,244
Ultratech, Inc.(a)	4,690	114,811
		178,055

3

Medical Supplies — 10.2%
Altus Pharmaceuticals, Inc.(a)	3,710	$81,360
Armor Holdings, Inc.(a)	2,600	151,554
I-Flow Corp.(a)	8,260	110,023
Illumina, Inc.(a)	5,530	131,338
Immucor, Inc.(a)	5,310	152,344
Intralase Corp.(a)	3,780	87,696
Intuitive Surgical, Inc.(a)	(980)	115,640
Kyphon, Inc.(a)	5,490	204,228
NuVasive, Inc.(a)	6,930	130,631
PolyMedica Industries, Inc.	2,970	125,809
SonoSite, Inc.(a)	1,940	78,842
Viasys Healthcare, Inc.(a)	400	12,032
Vital Images, Inc.(a)	5,490	187,099
		1,568,596
Pharmaceuticals — 4.7%
Adams Respiratory Therapeutics Inc.(a)	1,900	75,563
Adeza Biomedical Corp.(a)	4,510	95,296
Adolor Corp.(a)	5,150	122,570
Arena Pharmaceuticals, Inc.(a)	3,950	71,535
DOV Pharmaceutical, Inc.(a)	9,120	145,738
First Horizon Pharmaceutical Corp.(a)	3,488	87,932
Myriad Genetics, Inc.(a)	1,990	51,919
Solexa, Inc.(a)	7,920	79,042
		729,595
Prepackaged Software — 7.3%
Altiris, Inc.(a)	4,280	94,203
Informatica Corp.(a)	11,360	176,648
Kenexa Corp.(a)	3,860	118,695
MicroStrategy, Inc. Cl. A(a)	1,050	110,555
Quest Software, Inc.(a)	7,230	120,741
Retalix Ltd.(a)	1,990	49,193
RightNow Technologies, Inc.(a)	5,050	80,144
THQ, Inc.(a)	3,570	92,427
Ultimate Software Group, Inc.(a)	4,970	128,475
Witness Systems, Inc.(a)	6,370	161,798
		1,132,879
Restaurants — 0.9%
California Pizza Kitchen, Inc.(a)	4,412	143,169
Retail — 3.7%
Coldwater Creek, Inc.(a)	5,600	155,680
GSI Commerce, Inc.(a)	6,934	117,878
Hibbett Sporting Goods, Inc.(a)	4,511	148,818
Zumiez, Inc.(a)	2,500	152,750
		575,126
Telecommunications — 0.7%
Time Warner Telecom, Inc. Cl. A(a)	6,240	112,008

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Telephone Utilities — 3.2%
China GrenTech Corp., Ltd. ADR (China)(a)	420	$7,182
Equinix, Inc.(a)	4,120	264,586
j2 Global Communications, Inc.(a)	3,341	157,027
NeuStar, Inc. Cl. A(a)	2,000	62,000
Orckit Communications Ltd.(a)	430	9,451
		500,246
Transportation — 1.8%
American Commercial Lines, Inc.(a)	3,350	158,120
Hornbeck Offshore Services, Inc.(a)	3,410	122,999
		281,119
TOTAL EQUITIES (Cost $12,640,867)		14,842,214

	Principal
	Amount	Market Value
SHORT-TERM INVESTMENTS — 4.7%
Repurchase Agreements
Investors Bank & Trust Company Repurchase Agreement, dated 03/31/2006, 3.250%, due 04/03/2006(b)	$721,857	$721,857
TOTAL SHORT-TERM INVESTMENTS (At Amortized Cost)		721,857
TOTAL INVESTMENTS — 100.8% (Cost $13,362,724)(c)		$15,564,071
Other Assets/(Liabilities) — (0.8%)		(120,326)
NET ASSETS — 100.0%		$15,443,745

Notes to Portfolio of Investments

ADR - American Depository Receipt

(a)	Non-income producing security.
(b)

Maturity value of $722,053. Collateralized by U.S. Government Agency obligation with a rate of 6.875%, maturity date of 06/25/2026, and an aggregate market value, including accrued interest, of $757,950.

(c)	See Note 3 for aggregate cost for Federal tax purposes.

The accompanying notes are an integral part of the financial statements.

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Notes to Portfolio of Investments (Unaudited)

1.          The Fund

MML Series Investment Fund (“MML Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a no-load, open-end, management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, as amended. The following are six series of the Trust (each individually referred to as a “Fund” or collectively as the “Funds”): MML Large Cap Value Fund (“Large Cap Value Fund”), MML Equity Index Fund (“Equity Index Fund”), MML Growth Equity Fund (“Growth Equity Fund”), MML OTC 100 Fund (“OTC 100 Fund”), MML Small Cap Growth Equity Fund (“Small Cap Growth Equity Fund”) and MML Emerging Growth Fund (“Emerging Growth Fund”).

The MML Trust was established by Massachusetts Mutual Life Insurance Company (“MassMutual”) for the purpose of providing vehicles for the investment of assets of various separate investment accounts established by MassMutual and by life insurance companies which are subsidiaries of MassMutual. Shares of MML Trust are not offered to the general public.

The Equity Index Fund offers three classes of shares: Class I, Class II and Class III. Each share class invests in the same portfolio of assets. The principal difference among the classes is the level of service and administration fees borne by the classes. Because each class will have different fees and expenses, performance and share prices among the classes will vary. The classes of shares are offered to different types of investors, as outlined in the Fund’s Prospectus.

2.          Significant Accounting Policies

The following is a summary of significant accounting policies followed consistently by each Fund in the preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“generally accepted accounting principles”). The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Investment Valuation

Equity securities are valued on the basis of valuations furnished by a pricing service, authorized by the Board of Trustees (“Trustees”), which provides the last reported sale price for securities listed on a national securities exchange or the official closing price on the NASDAQ National Market System, or in the case of over-the-counter securities not so listed, the last reported bid price. Debt securities (other than short-term obligations with a remaining maturity of sixty days or less) are valued on the basis of valuations furnished by a pricing service, authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term securities with a remaining maturity of sixty days or less are valued at either amortized cost or at original cost plus accrued interest, whichever approximates current market value. All other securities and other assets, including futures, options, swaps and debt securities for which the prices supplied by a pricing agent are deemed by the Trustees not to be representative of market values, including restricted securities and securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. Securities are typically valued on the basis of valuations furnished by a primary pricing service or, if no such valuation is available, from a secondary pricing service. However, valuation methods approved by the Trustees which are intended to reflect fair value may be used when pricing

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service information is not readily available or when a security’s value is believed to have been materially affected by a significant event, such as a natural disaster, an economic event like a bankruptcy filing, or a substantial fluctuation in domestic or foreign markets, that has occurred after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market). In such a case, a Fund’s value for a security is likely to be different from the last quoted market price or pricing service information. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular asset may be materially different from the value realized upon such asset’s sale.

Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against U.S. dollars last quoted by any major bank. If such quotations are not available, the rate of exchange is determined in accordance with policies established by the Trustees.

Securities Lending

Each Fund may lend its securities to qualified brokers; however, securities lending cannot exceed 33% of the total assets of the Funds taken at current value. The loans are collateralized at all times with cash or securities with a market value at least equal to 100% of the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional collateral is delivered to the Fund the next business day. As with other extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Funds receive compensation for lending their securities. At March 31, 2006, the Funds loaned securities having the following market values, collateralized by cash, which was invested in short-term instruments in the following amounts:

	Securities on Loan	Collateral
Large Cap Value Fund	$17,348,877	$17,878,764
Equity Index Fund	18,101,500	18,797,407
Growth Equity Fund	1,134,994	1,162,600
Small Cap Growth Equity Fund	19,532,375	20,307,613

For each Fund the amount of securities on loan indicated in the table above may not correspond with the securities on loan identified on the Portfolio of Investments because securities with pending sales are in the process of recall from the brokers. At March 31, 2006, the Funds had no securities on loan with pending sales.

Repurchase Agreements

Each Fund may enter into repurchase agreements with certain banks and broker/dealers whereby a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The Funds, through their custodian, take possession of the securities collateralizing the repurchase agreement. The collateral is marked to market daily to ensure that the market value of the underlying assets remains sufficient to protect the Funds in the event of default by the seller. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Funds and the counterparty. In connection with transactions in repurchase agreements, if the seller defaults and the value of the collateral declines or if the seller enters insolvency proceedings, realization of collateral by the Funds may be delayed or limited.

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Accounting for Investments

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed on the specific identification cost method. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of dividends recorded on the books of the Funds and the amount actually received.

Forward Foreign Currency Contracts

Each Fund may enter into forward foreign currency contracts in order to hedge the effect of currency movements of foreign denominated securities or obligations. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange and interest rates. Forward foreign currency contracts are marked to market daily and the change in their value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset.

Forward foreign currency contracts involve a risk of loss from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in foreign currency values and interest rates.

The notional or contractual amounts of these instruments represent the investments the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risk associated with these instruments is meaningful only when all related and offsetting transactions are considered.

At March 31, 2006, the Funds had no open forward foreign currency contracts.

Delayed Delivery Transactions, When Issued Securities, and Forward Commitments

Each Fund may purchase or sell securities on a “when issued” or delayed delivery or on a forward commitment basis. The Funds use forward commitments to manage interest rate exposure or as a temporary substitute for purchasing or selling particular debt securities. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. These securities are valued on the basis of valuations furnished by a pricing service,

3

authorized by the Trustees, which determines valuations taking into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities for which no market quotation is available, are valued at fair value in accordance with procedures approved by and determined in good faith by the Trustees, although the actual calculation may be done by others. The Funds record on a daily basis the unrealized appreciation (depreciation) based upon changes in the value of these securities. When a forward commitment contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors. Funds monitor exposure to ensure counterparties are creditworthy and concentration of exposure is minimized.

At March 31, 2006, the Funds had no open forward commitments, delayed delivery transactions or when issued securities.

Financial Futures Contracts

The Funds may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or as a substitute for the purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains or losses. When the contract is closed, each Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A summary of open futures contracts for the Equity Index Fund and OTC 100 Fund at March 31, 2006 is as follows:

				Net
			Notional	Unrealized
		Expiration	Contract	Appreciation
Number of Contracts	Type	Date	Value	(Depreciation)
Equity Index Fund
BUYS
24	S&P 500 Index	06/16/06	$1,563,960	$10,764
OTC 100 Fund
BUYS
12	NASDAQ 100 Index	06/17/06	$137,600	$1,531

Foreign Securities

The Funds may also invest in foreign securities, subject to certain percentage restrictions. Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities issued by U.S. companies and the U.S. Government. These risks include revaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less

4

liquid and their prices more volatile than those of securities of comparable U.S. companies and the U.S. Government.

3.          Federal Income Tax Information

At March 31, 2006, the cost of securities and the unrealized appreciation (depreciation) in the value of investments owned by the Funds, as computed on a Federal income tax basis, were as follows:

				Net
	Federal	Tax Basis	Tax Basis	Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Large Cap Value Fund	$140,836,309	$28,986,260	$(2,059,872)	$26,926,388
Equity Index Fund	357,341,631	95,283,287	(34,597,427)	60,685,860
Growth Equity Fund	20,927,820	2,022,190	(702,237)	1,319,953
OTC 100 Fund	7,708,754	2,168,577	(489,059)	1,679,518
Small Cap Growth Equity Fund	119,120,465	28,182,941	(1,294,808)	26,888,133
Emerging Growth Fund	13,362,724	2,474,138	(272,791)	2,201,347

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Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	MML Series Investment Fund
By	/s/ David W. O’Leary
David W. O’Leary, President and Principal Executive Officer
Date	5/24/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David W. O’Leary
David W. O’Leary, President and Principal Executive Officer
Date	5/24/06
By	/s/ James S. Collins
James S. Collins, Treasurer and Principal Financial Officer
Date	5/24/06